United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-04087
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Manning & Napier Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450
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(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, New York 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                                                                             ------------------------

Date of fiscal year end: October 31, 2007
                                          ---------------------------------------------------------------

Date of reporting period: January 31, 2007
                                            -------------------------------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2007 (unaudited)

	Shares/
Equity Series	Principal Amount	Value

COMMON STOCKS - 93.6%

Consumer Discretionary - 8.3%
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	10,860	$559,942
International Game Technology	4,470	194,266
		754,208

Media - 5.8%
Cablevision Systems Corp. - Class A	37,780	1,144,356
Comcast Corp. - Class A*	35,240	1,561,837
The E.W. Scripps Co. - Class A	19,240	939,489
Time Warner, Inc.	19,380	423,841
		4,069,523

Specialty Retail - 1.4%
Tractor Supply Co.*	19,570	984,958
Total Consumer Discretionary		5,808,689

Consumer Staples - 8.6%
Beverages - 3.5%
The Coca-Cola Co.	50,840	2,434,219

Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	31,370	1,496,035

Food Products - 1.3%
Kellogg Co.	19,050	938,593

Personal Products - 1.7%
The Estee Lauder Companies, Inc. - Class A	24,840	1,179,900
Total Consumer Staples		6,048,747

Energy - 13.2%
Energy Equipment & Services - 11.4%
Baker Hughes, Inc.	24,010	1,657,410
Cameron International Corp.*	29,350	1,540,875
National-Oilwell Varco, Inc.*	25,500	1,546,320
Schlumberger Ltd.	28,340	1,799,307
Weatherford International Ltd.*	36,930	1,491,233
		8,035,145

Oil, Gas & Consumable Fuels - 1.8%
Hess Corp.	22,860	1,234,211
Total Energy		9,269,356

Financials - 9.4%
Capital Markets - 1.2%
SEI Investments Co.	13,910	867,010

Commercial Banks - 5.9%
PNC Financial Services Group, Inc.	17,480	1,289,500
U.S. Bancorp	35,470	1,262,732
Wachovia Corp.	27,990	1,581,435
		4,133,667

Diversified Financial Services - 2.3%
Bank of America Corp.	30,190	1,587,390
Total Financials		6,588,067

Health Care - 14.9%
Biotechnology - 0.9%
Genzyme Corp.*	9,510	625,092

Health Care Equipment & Supplies - 6.9%
Bausch & Lomb, Inc.	16,190	901,459
Boston Scientific Corp.*	68,250	1,259,213
The Cooper Companies, Inc.	24,690	1,177,713
Medtronic, Inc.	28,730	1,535,619
		4,874,004

Health Care Providers & Services - 1.3%
Tenet Healthcare Corp.*	127,620	900,997

Health Care Technology - 1.4%
Eclipsys Corp.*	49,530	970,788

Life Sciences Tools & Services - 4.4%
Affymetrix, Inc.*	38,500	960,960
Invitrogen Corp.*	14,540	890,284
PerkinElmer, Inc.	52,040	1,242,195
		3,093,439
Total Health Care		10,464,320

Industrials - 9.1%
Air Freight & Logistics - 2.6%
United Parcel Service, Inc. - Class B	25,810	1,865,547

Airlines - 2.5%
JetBlue Airways Corp.*	37,460	512,453
Southwest Airlines Co.	80,950	1,222,345
		1,734,798

Commercial Services & Supplies - 1.5%
The Dun & Bradstreet Corp.*	12,100	1,028,500

Industrial Conglomerates - 2.5%
3M Co.	23,290	1,730,447
Total Industrials		6,359,292

Information Technology - 22.1%
Communications Equipment - 4.2%
Cisco Systems, Inc.*	69,180	1,839,496
Juniper Networks, Inc.*	60,580	1,097,710
		2,937,206

Computers & Peripherals - 1.7%
EMC Corp.*	85,140	1,191,109

IT Services - 7.3%
Automatic Data Processing, Inc.	38,760	1,849,627
CheckFree Corp.*	31,320	1,297,588
Western Union Co.	87,140	1,946,708
		5,093,923

Software - 8.9%
Electronic Arts, Inc.*	31,580	1,579,000
NAVTEQ Corp.*	29,740	1,055,175
Salesforce.com, Inc.*	23,330	1,022,554
Symantec Corp.*	91,320	1,617,277
TIBCO Software, Inc.*	107,970	1,001,962
		6,275,968
Total Information Technology		15,498,206

Materials - 1.5%
Chemicals - 1.5%
Minerals Technologies, Inc.	14,420	837,369
The Scotts Miracle-Gro Co. - Class A	4,600	246,422
Total Materials		1,083,791

Utilities - 6.5%
Electric Utilities - 3.1%
Allegheny Energy, Inc.*	21,840	1,015,997
American Electric Power Co., Inc.	27,360	1,190,981
		2,206,978

Independent Power Producers & Energy Traders - 1.7%
Mirant Corp.*	34,030	1,163,145

Multi-Utilities - 1.7%
Xcel Energy, Inc.	50,160	1,170,233
Total Utilities		4,540,356

TOTAL COMMON STOCKS
(Identified Cost $64,087,764)		65,660,824

SHORT-TERM INVESTMENTS - 8.7%
Dreyfus Treasury Cash Management - Institutional Shares	3,661,244	3,661,244
U.S. Treasury Bill, 2/22/2007	$2,400,000	2,393,308

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,054,575)		6,054,552

TOTAL INVESTMENTS - 102.3%
(Identified Cost $70,142,339)		71,715,376

LIABILITIES, LESS OTHER ASSETS - (2.3%)		(1,579,252)

NET ASSETS - 100%		$70,136,124

*Non-income producing security

Federal Tax Information:

On January 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$70,160,100

Unrealized appreciation	$2,062,345
Unrealized depreciation	(507,069)

Net unrealized appreciation	$1,555,276

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2007 (unaudited)

	Shares/
Overseas Series	Principal Amount	Value

COMMON STOCKS - 86.4%

Consumer Discretionary - 10.4%
Hotels, Restaurants & Leisure - 3.9%
Club Mediterranee S.A.* (France)	90,650	$5,131,801

Media - 3.3%
Pearson plc (United Kingdom)	184,650	2,909,188
Reuters Group plc (United Kingdom)	160,000	1,356,279
		4,265,467

Specialty Retail - 3.2%
Kingfisher plc (United Kingdom)	896,000	4,211,221
Total Consumer Discretionary		13,608,489

Consumer Staples - 15.0%
Beverages - 1.2%
Heineken N.V. (Netherlands)	29,330	1,485,726

Food & Staples Retailing - 3.0%
Carrefour S.A. (France)	69,000	3,974,509

Food Products - 8.3%
Cadbury Schweppes plc (United Kingdom)	267,380	3,020,264
Nestle S.A. (Switzerland)	7,320	2,686,198
Unilever plc - ADR (United Kingdom)	190,500	5,202,555
		10,909,017

Personal Products - 2.5%
Clarins S.A. (France)	44,020	3,289,998
Total Consumer Staples		19,659,250

Energy - 6.1%
Energy Equipment & Services - 5.1%
Abbot Group plc (United Kingdom)	706,000	3,883,388
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	14,000	2,778,690
		6,662,078

Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	15,450	1,370,415
Total Energy		8,032,493

Financials - 17.3%
Capital Markets - 1.7%
Macquarie Bank Ltd. (Australia)	34,700	2,181,680

Commercial Banks - 11.4%
ABN AMRO Holding N.V. (Netherlands)	131,170	4,188,059
Barclays plc (United Kingdom)	195,000	2,834,748
HSBC Holdings plc (United Kingdom)	153,000	2,780,233
Royal Bank of Scotland Group plc (United Kingdom)	90,460	3,634,109
Societe Generale (France)	8,250	1,456,818
		14,893,967

Diversified Financial Services - 1.0%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	14,540	1,364,297

Insurance - 3.2%
Allianz SE (Germany)	13,680	2,727,835
Willis Group Holdings Ltd. (United Kingdom)	35,100	1,434,186
		4,162,021
Total Financials		22,601,965

Health Care - 6.8%
Health Care Equipment & Supplies - 1.1%
Straumann Holding AG (Switzerland)	5,370	1,355,134

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.* (Netherlands)	92,200	1,592,294

Pharmaceuticals - 4.5%
Novartis AG - ADR (Switzerland)	102,000	5,884,380
Total Health Care		8,831,808

Industrials - 12.3%
Aerospace & Defense - 2.6%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	84,300	3,418,365

Air Freight & Logistics - 4.4%
Deutsche Post AG (Germany)	92,500	2,844,893
TNT N.V. (Netherlands)	65,000	2,923,280
		5,768,173

Electrical Equipment - 3.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	153,300	2,730,273
Gamesa Corporacion Tecnologica S.A. (Spain)	55,100	1,504,346
		4,234,619

Industrial Conglomerates - 1.1%
Tyco International Ltd. (Bermuda)	46,000	1,466,480

Machinery - 1.0%
Heidelberger Druckmaschinen AG (Germany)	30,000	1,266,714
Total Industrials		16,154,351

Information Technology - 13.6%
Communications Equipment - 4.3%
ECI Telecom Ltd.* (Israel)	484,000	4,123,680
Spirent Communications plc* (United Kingdom)	1,257,000	1,475,439
		5,599,119

Electronic Equipment & Instruments - 2.0%
AU Optronics Corp. - ADR (Taiwan)	102,000	1,369,860
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	93,000	1,302,930
		2,672,790
Software - 7.3%
Aladdin Knowledge Systems Ltd.* (Israel)	35,860	614,999
Amdocs Ltd.* (Guernsey)	124,000	4,300,320
Misys plc (United Kingdom)	329,000	1,567,313
Square Enix Co. Ltd. (Japan)	53,200	1,450,588
UbiSoft Entertainment S.A.* (France)	41,320	1,661,222
		9,594,442
Total Information Technology		17,866,351

Materials - 4.9%
Chemicals - 4.9%
Lonza Group AG (Switzerland)	67,500	6,390,051

TOTAL COMMON STOCKS
(Identified Cost $102,366,602)		113,144,758

SHORT-TERM INVESTMENTS - 12.6%
Dreyfus Treasury Cash Management - Institutional Shares	4,584,131	4,584,131
Fannie Mae Discount Note, 3/12/2007	$6,000,000	5,966,720
Freddie Mac Discount Note, 3/5/2007	6,000,000	5,972,720

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,523,571)		16,523,571

TOTAL INVESTMENTS - 99.0%
(Identified Cost $118,890,173)		129,668,329

OTHER ASSETS, LESS LIABILITIES - 1.0%		1,333,403

NET ASSETS - 100%		$131,001,732

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 26.2%; France - 15.0%; Switzerland - 14.5%.

Federal Tax Information:

On January 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$118,902,389

Unrealized appreciation	$11,331,049
Unrealized depreciation	(565,109)

Net unrealized appreciation	$10,765,940

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2007 (unaudited)

	Shares/
Tax Managed Series	Principal Amount	Value

COMMON STOCKS - 96.1%

Consumer Discretionary - 13.3%
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	3,425	$176,593
International Game Technology	2,450	106,477
		283,070

Media - 7.3%
Cablevision Systems Corp. - Class A	4,020	121,766
Comcast Corp. - Class A*	3,575	158,444
The E.W. Scripps Co. - Class A	2,780	135,747
Time Warner, Inc.	9,410	205,797
		621,754

Specialty Retail - 2.6%
Kingfisher plc (United Kingdom)	23,100	108,571
Tractor Supply Co.*	2,250	113,242
		221,813
Total Consumer Discretionary		1,126,637

Consumer Staples - 12.3%
Beverages - 2.7%
The Coca-Cola Co.	4,775	228,627

Food & Staples Retailing - 1.7%
Carrefour S.A. (France)	1,220	70,274
Wal-Mart Stores, Inc.	1,530	72,966
		143,240

Food Products - 6.0%
Kellogg Co.	1,930	95,091
Nestle S.A. (Switzerland)	475	174,309
Unilever plc - ADR (United Kingdom)	8,890	242,786
		512,186

Personal Products - 1.9%
The Estee Lauder Companies, Inc. - Class A	3,400	161,500
Total Consumer Staples		1,045,553

Energy - 9.4%
Energy Equipment & Services - 7.8%
Baker Hughes, Inc.	1,845	127,360
Cameron International Corp.*	1,650	86,625
National-Oilwell Varco, Inc.*	1,964	119,097
Schlumberger Ltd.	3,170	201,263
Weatherford International Ltd.*	3,210	129,620
		663,965

Oil, Gas & Consumable Fuels - 1.6%
Hess Corp.	2,440	131,736
Total Energy		795,701

Financials - 7.1%
Capital Markets - 1.4%
SEI Investments Co.	1,885	117,492

Commercial Banks - 4.5%
PNC Financial Services Group, Inc.	1,550	114,343
U.S. Bancorp	4,100	145,960
Wachovia Corp.	2,115	119,497
		379,800

Diversified Financial Services - 1.2%
Bank of America Corp.	2,000	105,160
Total Financials		602,452

Health Care - 14.6%
Health Care Equipment & Supplies - 6.1%
Bausch & Lomb, Inc.	1,600	89,088
Boston Scientific Corp.*	6,750	124,537
The Cooper Companies, Inc.	3,040	145,008
DENTSPLY International, Inc.	400	12,336
Medtronic, Inc.	2,840	151,798
		522,767

Health Care Providers & Services - 1.1%
Tenet Healthcare Corp.*	13,300	93,898

Health Care Technology - 1.3%
Eclipsys Corp.*	5,480	107,408

Life Sciences Tools & Services - 3.8%
Affymetrix, Inc.*	3,920	97,843
Invitrogen Corp.*	1,580	96,743
PerkinElmer, Inc.	5,510	131,524
		326,110

Pharmaceuticals - 2.3%
Novartis AG - ADR (Switzerland)	3,350	193,261
Total Health Care		1,243,444

Industrials - 9.4%
Aerospace & Defense - 1.3%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	2,600	105,430

Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	1,665	120,346

Airlines - 2.1%
JetBlue Airways Corp.*	5,020	68,674
Southwest Airlines Co.	7,475	112,873
		181,547

Commercial Services & Supplies - 1.4%
The Dun & Bradstreet Corp.*	1,400	119,000

Industrial Conglomerates - 3.2%
3M Co.	2,305	171,262
Tyco International Ltd. (Bermuda)	3,180	101,378
		272,640
Total Industrials		798,963

Information Technology - 20.1%
Communications Equipment - 6.9%
Cisco Systems, Inc.*	6,730	178,951
Juniper Networks, Inc.*	6,630	120,136
Research In Motion Ltd. (RIM)* (Canada)	2,235	285,588
		584,675

Computers & Peripherals - 1.9%
EMC Corp.*	11,800	165,082

IT Services - 4.7%
Automatic Data Processing, Inc.	3,325	158,669
CheckFree Corp.*	2,940	121,804
Western Union Co.	5,295	118,290
		398,763

Software - 6.6%
Electronic Arts, Inc.*	2,080	104,000
NAVTEQ Corp.*	3,320	117,794
Salesforce.com, Inc.*	2,120	92,920
Symantec Corp.*	8,225	145,665
TIBCO Software, Inc.*	10,800	100,224
		560,603
Total Information Technology		1,709,123

Materials - 3.3%
Chemicals - 3.3%
Lonza Group AG (Switzerland)	850	80,467
Minerals Technologies, Inc.	1,625	94,364
The Scotts Miracle-Gro Co. - Class A	2,020	108,211
Total Materials		283,042

Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Vodafone Group plc - ADR (United Kingdom)	3,340	98,163

Utilities - 5.5%
Electric Utilities - 2.8%
Allegheny Energy, Inc.*	2,575	119,789
American Electric Power Co., Inc.	2,700	117,531
		237,320

Independent Power Producers & Energy Traders - 1.5%
Mirant Corp.*	3,810	130,226

Multi-Utilities - 1.2%
Xcel Energy, Inc.	4,180	97,519
Total Utilities		465,065

TOTAL COMMON STOCKS
(Identified Cost $6,472,873)		8,168,143

SHORT-TERM INVESTMENTS - 5.5%
Dreyfus Treasury Cash Management - Institutional Shares	67,815	67,815
U.S. Treasury Bill, 2/22/2007	$400,000	398,878

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $466,693)		466,693

TOTAL INVESTMENTS - 101.6%
(Identified Cost $6,939,566)		8,634,836

LIABILITIES, LESS OTHER ASSETS - (1.6%)		(135,059)

NET ASSETS - 100%		$8,499,777

*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On January 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$6,945,093

Unrealized appreciation	$1,697,959
Unrealized depreciation	(8,216)

Net unrealized appreciation	$1,689,743

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2007 (unaudited)

	Shares/
Pro-Blend® Conservative Term Series	Principal Amount	Value

COMMON STOCKS - 28.04%

Consumer Discretionary - 3.42%
Auto Components - 0.02%
Azure Dynamics Corp.* (Canada)	4,750	$2,261
Superior Industries International, Inc.	300	6,111
Tenneco, Inc.*	350	8,137
		16,509

Diversified Consumer Services - 0.02%
Corinthian Colleges, Inc.*	500	6,530
Universal Technical Institute, Inc.*	450	10,642
		17,172

Hotels, Restaurants & Leisure - 0.70%
Carnival Corp.	10,525	542,669
Club Mediterranee S.A.* (France)	375	21,229
		563,898

Internet & Catalog Retail - 0.02%
Audible, Inc.*	2,375	16,981

Media - 2.56%
Acme Communications, Inc.*	550	2,772
Cablevision Systems Corp. - Class A	10,680	323,497
Comcast Corp. - Class A*	9,025	399,988
DreamWorks Animation SKG, Inc. - Class A*	200	5,636
The E.W. Scripps Co. - Class A	10,100	493,183
Impresa S.A. (SGPS)* (Portugal)	500	3,160
Mediaset S.p.A. (Italy)	725	8,749
Pearson plc (United Kingdom)	1,175	18,512
Playboy Enterprises, Inc. - Class B*	500	5,520
Reed Elsevier plc - ADR (United Kingdom)	275	12,606
Reuters Group plc (United Kingdom)	1,900	16,106
Scholastic Corp.*	200	7,070
Time Warner, Inc.	34,660	758,014
Wolters Kluwer N.V. (Netherlands)	350	10,495
		2,065,308

Multiline Retail - 0.02%
PPR (France)	75	11,064

Specialty Retail - 0.07%
Build-A-Bear Workshop, Inc.*	500	15,045
Kingfisher plc (United Kingdom)	7,280	34,216
KOMERI Co. Ltd. (Japan)	100	2,926
Tractor Supply Co.*	100	5,033
		57,220

Textiles, Apparel & Luxury Goods - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	50	5,271
Total Consumer Discretionary		2,753,423

Consumer Staples - 3.40%
Beverages - 0.89%
The Coca-Cola Co.	14,350	687,078
Diageo plc (United Kingdom)	350	6,807
Hansen Natural Corp.*	225	8,570
Heineken N.V. (Netherlands)	150	7,598
Scottish & Newcastle plc (United Kingdom)	625	6,667
		716,720

Food & Staples Retailing - 0.63%
Carrefour S.A. (France)	3,300	190,085
Pathmark Stores, Inc.*	600	6,576
Tesco plc (United Kingdom)	1,675	13,754
Wal-Mart Stores, Inc.	6,210	296,155
		506,570

Food Products - 1.43%
Cadbury Schweppes plc (United Kingdom)	2,600	29,369
Groupe Danone (France)	100	15,404
Nestle S.A. (Switzerland)	1,225	449,534
Suedzucker AG (Germany)	150	3,251
Unilever plc - ADR (United Kingdom)	23,880	652,163
		1,149,721

Household Products - 0.01%
Reckitt Benckiser plc (United Kingdom)	175	8,419

Personal Products - 0.44%
Clarins S.A. (France)	342	25,561
The Estee Lauder Companies, Inc. - Class A	7,020	333,450
		359,011
Total Consumer Staples		2,740,441

Energy - 2.95%
Energy Equipment & Services - 2.39%
Abbot Group plc (United Kingdom)	4,565	25,110
APL ASA* (Norway)	700	7,351
Baker Hughes, Inc.	5,040	347,911
Cameron International Corp.*	6,050	317,625
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	125	24,810
Hydril Co.*	200	15,820
National-Oilwell Varco, Inc.*	5,306	321,756
Pride International, Inc.*	600	17,286
Schlumberger Ltd.	8,040	510,460
Weatherford International Ltd.*	8,290	334,750
		1,922,879

Oil, Gas & Consumable Fuels - 0.56%
BP plc (United Kingdom)	550	5,775
Eni S.p.A. (Italy)	575	18,509
Evergreen Energy, Inc.*	675	6,068
Forest Oil Corp.*	175	5,586
Foundation Coal Holdings, Inc.	175	5,824
Hess Corp.	7,065	381,439
Mariner Energy, Inc.*	141	2,836
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	100	8,870
Royal Dutch Shell plc - Class B (United Kingdom)	196	6,569
Total S.A. (France)	200	13,501
		454,977
Total Energy		2,377,856

Financials - 2.87%
Capital Markets - 0.40%
The Charles Schwab Corp.	300	5,676
Deutsche Bank AG (Germany)	150	21,176
Franklin Resources, Inc.	50	5,955
Janus Capital Group, Inc.	675	13,824
Macquarie Bank Ltd. (Australia)	200	12,575
Mellon Financial Group[1]	250	10,685
Merrill Lynch & Co., Inc.	200	18,712
Morgan Stanley	125	10,349
SEI Investments Co.	3,620	225,635
		324,587

Commercial Banks - 1.76%
Aareal Bank AG* (Germany)	375	17,911
ABN AMRO Holding N.V. (Netherlands)	1,020	32,567
ABN AMRO Holding N.V. - ADR (Netherlands)	380	12,213
Barclays plc (United Kingdom)	3,080	44,774
BNP Paribas (France)	120	13,379
Boston Private Financial Holdings, Inc.	425	12,291
Commerzbank AG (Germany)	300	12,659
Credit Agricole S.A. (France)	200	8,565
The Hachijuni Bank Ltd. (Japan)	1,000	6,953
HSBC Holdings plc (United Kingdom)	1,350	24,531
HSBC Holdings plc - ADR (United Kingdom)	150	13,774
Huntington Bancshares, Inc.	100	2,328
KeyCorp	290	11,069
Marshall & Ilsley Corp.	100	4,706
PNC Financial Services Group, Inc.	3,500	258,195
Royal Bank of Scotland Group plc (United Kingdom)	1,425	57,247
Societe Generale (France)	75	13,244
Societe Generale - ADR (France)	175	6,163
The Sumitomo Trust & Banking Co. Ltd. (Japan)	1,000	10,699
SunTrust Banks, Inc.	150	12,465
TCF Financial Corp.	580	14,720
U.S. Bancorp	11,075	394,270
UniCredito Italiano S.p.A. (Italy)	1,775	16,424
Wachovia Corp.	6,875	388,437
Wells Fargo & Co.	200	7,184
Wilmington Trust Corp.	225	9,434
Zions Bancorporation	125	10,602
		1,416,804

Consumer Finance - 0.04%
Capital One Financial Corp.	50	4,020
Nelnet, Inc. - Class A*	880	24,350
SLM (Sallie Mae) Corp.	125	5,745
		34,115

Diversified Financial Services - 0.48%
Bank of America Corp.	6,245	328,362
Citigroup, Inc.	335	18,469
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	125	11,729
ING Groep N.V. (Netherlands)	225	9,838
JPMorgan Chase & Co.	400	20,372
		388,770

Insurance - 0.19%
Allianz SE (Germany)	300	59,821
Ambac Financial Group, Inc.	100	8,810
American International Group, Inc.	240	16,428
Axa (France)	200	8,429
First American Corp.	150	6,357
MBIA, Inc.	125	8,979
Muenchener Rueckver AG (Germany)	125	19,675
Principal Financial Group, Inc.	50	3,080
Torchmark Corp.	25	1,625
Willis Group Holdings Ltd. (United Kingdom)	505	20,634
		153,838
Total Financials		2,318,114

Health Care - 4.89%
Biotechnology - 0.14%
Amgen, Inc.*	250	17,592
Cepheid, Inc.*	3,500	28,945
Genzyme Corp.*	670	44,039
Monogram Biosciences, Inc.*	6,275	10,667
Senomyx, Inc.*	625	9,137
		110,380

Health Care Equipment & Supplies - 1.82%
Advanced Medical Optics, Inc.*	400	14,700
Align Technology, Inc.*	700	11,585
Bausch & Lomb, Inc.	5,340	297,331
Boston Scientific Corp.*	910	16,790
The Cooper Companies, Inc.	6,560	312,912
Dexcom, Inc.*	2,100	18,690
Edwards Lifesciences Corp.*	555	28,394
ev3, Inc.*	1,170	21,551
Foxhollow Technologies, Inc.*	2,590	53,173
Inverness Medical Innovations, Inc.*	1,610	66,364
Kyphon, Inc.*	900	42,111
Medtronic, Inc.	7,595	405,953
Mentor Corp.	300	15,297
Micrus Endovascular Corp.*	475	11,281
OraSure Technologies, Inc.*	3,625	30,015
ResMed, Inc.*	450	23,661
Respironics, Inc.*	500	21,300
Straumann Holding AG (Switzerland)	75	18,926
Wright Medical Group, Inc.*	2,805	61,401
		1,471,435

Health Care Providers & Services - 0.46%
AMN Healthcare Services, Inc.*	1,400	36,232
Cross Country Healthcare, Inc.*	1,735	39,142
Healthways, Inc.*	150	6,812
Patterson Companies, Inc.*	660	24,823
Tenet Healthcare Corp.*	34,170	241,240
Triad Hospitals, Inc.*	605	25,713
		373,962

Health Care Technology - 0.09%
AMICAS, Inc.*	9,475	28,994
iSOFT Group plc* (United Kingdom)	29,340	29,395
Merge Technologies, Inc.*	1,925	10,626
		69,015

Life Sciences Tools & Services - 1.33%
Affymetrix, Inc.*	10,670	266,323
Caliper Life Sciences, Inc.*	10,177	61,062
Charles River Laboratories International, Inc.*	695	31,275
Illumina, Inc.*	712	29,088
Invitrogen Corp.*	4,580	280,433
PerkinElmer, Inc.	16,500	393,855
QIAGEN N.V.* (Netherlands)	550	9,499
		1,071,535

Pharmaceuticals - 1.05%
AstraZeneca plc (United Kingdom)	25	1,395
AstraZeneca plc - ADR (United Kingdom)	150	8,393
GlaxoSmithKline plc (United Kingdom)	375	10,056
Novartis AG - ADR (Switzerland)	13,060	753,431
Sanofi-Aventis (France)	41	3,604
Sanofi-Aventis - ADR (France)	450	19,836
Shire plc (United Kingdom)	775	16,260
Valeant Pharmaceuticals International	1,700	29,971
		842,946
Total Health Care		3,939,273

Industrials - 3.09%
Aerospace & Defense - 0.32%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	6,145	249,180
Hexcel Corp.*	600	11,544
		260,724

Air Freight & Logistics - 0.44%
Deutsche Post AG (Germany)	400	12,302
TNT N.V. (Netherlands)	375	16,865
United Parcel Service, Inc. - Class B	4,450	321,646
		350,813

Airlines - 0.75%
AirTran Holdings, Inc.*	650	7,196
Deutsche Lufthansa AG (Germany)	750	20,907
JetBlue Airways Corp.*	16,675	228,114
Southwest Airlines Co.	23,245	350,999
		607,216

Commercial Services & Supplies - 0.47%
ChoicePoint, Inc.*	75	2,887
Covanta Holding Corp.*	275	6,507
The Dun & Bradstreet Corp.*	4,295	365,075
		374,469

Electrical Equipment - 0.05%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	1,350	24,044
Gamesa Corporacion Tecnologica S.A. (Spain)	325	8,873
Hubbell, Inc. - Class B	125	6,025
Plug Power, Inc.*	850	3,060
		42,002

Industrial Conglomerates - 1.03%
3M Co.	6,280	466,604
Tyco International Ltd. (Bermuda)	11,330	361,200
		827,804

Machinery - 0.03%
Bucyrus International, Inc. - Class A	150	6,962
Heidelberger Druckmaschinen AG (Germany)	125	5,278
Schindler Holding AG (Switzerland)	125	8,043
Wabtec Corp.	200	6,404
		26,687
Total Industrials		2,489,715

Information Technology - 5.21%
Communications Equipment - 1.45%
Blue Coat Systems, Inc.*	1,870	46,769
Cisco Systems, Inc.*	22,030	585,778
ECI Telecom Ltd.* (Israel)	8,295	70,673
Ixia*	2,025	19,136
Juniper Networks, Inc.*	19,745	357,779
Plantronics, Inc.	325	6,403
Spirent Communications plc* (United Kingdom)	72,200	84,747
		1,171,285

Computers & Peripherals - 0.46%
Avid Technology, Inc.*	1,050	38,850
EMC Corp.*	23,600	330,164
		369,014

Electronic Equipment & Instruments - 0.12%
AU Optronics Corp. - ADR (Taiwan)	1,740	23,368
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	2,100	29,421
LoJack Corp.*	2,740	49,128
		101,917

Internet Software & Services - 0.04%
iPass, Inc.*	5,000	26,050
Online Resources Corp.*	700	7,126
		33,176

IT Services - 1.86%
Automatic Data Processing, Inc.	10,235	488,414
CheckFree Corp.*	9,765	404,564
MoneyGram International, Inc.	725	21,743
Paychex, Inc.	150	6,002
RightNow Technologies, Inc.*	2,375	34,153
Western Union Co.	24,350	543,979
		1,498,855

Office Electronics - 0.01%
Boewe Systec AG (Germany)	110	7,454

Semiconductors & Semiconductor Equipment - 0.03%
Cabot Microelectronics Corp.*	400	12,076
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	893	9,743
		21,819

Software - 1.24%
Agile Software Corp.*	2,910	18,217
Aladdin Knowledge Systems Ltd.* (Israel)	1,320	22,638
Amdocs Ltd.* (Guernsey)	1,535	53,234
Applix, Inc.*	2,025	21,890
Borland Software Corp.*	8,030	43,844
Electronic Arts, Inc.*	5,910	295,500
Misys plc (United Kingdom)	1,475	7,027
NAVTEQ Corp.*	1,025	36,367
Nuance Communications, Inc.*	2,150	24,768
Salesforce.com, Inc.*	970	42,515
SAP AG (Germany)	300	13,860
Square Enix Co. Ltd. (Japan)	300	8,180
Symantec Corp.*	19,665	348,267
Take-Two Interactive Software, Inc.*	725	12,601
TIBCO Software, Inc.*	3,175	29,464
UbiSoft Entertainment S.A.* (France)	550	22,112
		1,000,484
Total Information Technology		4,204,004

Materials - 0.36%
Chemicals - 0.35%
Arkema* (France)	2	101
Bayer AG (Germany)	400	23,505
Calgon Carbon Corp.*	1,000	6,270
Lonza Group AG (Switzerland)	2,225	210,635
The Scotts Miracle-Gro Co. - Class A	755	40,445
		280,956

Paper & Forest Products - 0.01%
Louisiana-Pacific Corp.	300	6,873
Total Materials		287,829

Telecommunication Services - 0.02%
Diversified Telecommunication Services - 0.02%
Swisscom AG - ADR (Switzerland)	350	13,129

Utilities - 1.83%
Electric Utilities - 0.94%
Allegheny Energy, Inc.*	7,790	362,391
American Electric Power Co., Inc.	8,480	369,134
E.ON AG (Germany)	175	23,732
Westar Energy, Inc.	100	2,656
		757,913

Independent Power Producers & Energy Traders - 0.43%
Mirant Corp.*	10,070	344,193

Multi-Utilities - 0.46%
Aquila, Inc.*	2,700	12,231
National Grid plc (United Kingdom)	900	13,579
Xcel Energy, Inc.	15,020	350,417
		376,227
Total Utilities		1,478,333

TOTAL COMMON STOCKS
(Identified Cost $19,361,544)		22,602,117

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011
(Identified Cost $215)	348	696

CORPORATE BONDS - 1.23%
Convertible Corporate Bonds - 0.09%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.04%
Carnival Corp., 2.00%, 4/15/2021	$25,000	33,344

Energy - 0.05%
Energy Equipment & Services - 0.05%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	25,000	39,562

Total Convertible Corporate Bonds
(Identified Cost $64,500)		72,906

Non-Convertible Corporate Bonds - 1.14%
Consumer Discretionary - 0.34%
Automobiles - 0.16%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	130,000	129,792

Media - 0.15%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	25,000	28,023
Comcast Corp., 6.50%, 11/15/2035	55,000	55,676
The Walt Disney Co., 7.00%, 3/1/2032	30,000	34,290
		117,989

Multiline Retail - 0.03%
Target Corp., 5.875%, 3/1/2012	25,000	25,553
Total Consumer Discretionary		273,334

Energy - 0.06%
Oil, Gas & Consumable Fuels - 0.06%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	20,000	19,826
Arch Western Finance, 6.75%, 7/1/2013	30,000	29,625
Total Energy		49,451

Financials - 0.34%
Capital Markets - 0.07%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	30,000	29,941
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	25,000	24,695
		54,636

Commercial Banks - 0.11%
PNC Funding Corp., 7.50%, 11/1/2009	25,000	26,300
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,158
Wachovia Corp., 5.25%, 8/1/2014	35,000	34,405
		91,863

Diversified Financial Services - 0.09%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	45,000	42,084
Citigroup, Inc., 6.625%, 6/15/2032	25,000	27,262
		69,346

Insurance - 0.07%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	35,000	34,522
American International Group, Inc., 4.25%, 5/15/2013	25,000	23,380
		57,902
Total Financials		273,747

Health Care - 0.05%
Pharmaceuticals - 0.05%
Wyeth, 6.50%, 2/1/2034	40,000	43,164

Industrials - 0.18%
Airlines - 0.04%
Southwest Airlines Co., 5.25%, 10/1/2014	35,000	33,563

Industrial Conglomerates - 0.04%
General Electric Capital Corp., 6.75%, 3/15/2032	30,000	33,958

Road & Rail - 0.06%
CSX Corp., 6.00%, 10/1/2036	45,000	43,900

Trading Companies & Distributors - 0.04%
United Rentals North America, Inc., 7.00%, 2/15/2014	30,000	29,475
Total Industrials		140,896

Information Technology - 0.06%
Communications Equipment - 0.06%
Corning, Inc., 6.20%, 3/15/2016	45,000	45,716

Materials - 0.03%
Metals & Mining - 0.03%
Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,616

Utilities - 0.08%
Electric Utilities - 0.08%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	65,000	63,584

Total Non-Convertible Corporate Bonds
(Identified Cost $918,418)		916,508

TOTAL CORPORATE BONDS
(Identified Cost $982,918)		989,414

U.S. TREASURY SECURITIES - 48.19%
U.S. Treasury Bonds - 5.32%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	207,652
U.S. Treasury Bond, 5.50%, 8/15/2028	3,835,000	4,083,677

Total U.S. Treasury Bonds
(Identified Cost $4,363,391)		4,291,329

U.S. Treasury Notes - 42.87%
U.S. Treasury Note, 3.625%, 4/30/2007	2,000,000	1,992,812
U.S. Treasury Note, 4.375%, 5/15/2007	500,000	498,906
U.S. Treasury Note, 6.625%, 5/15/2007	35,000	35,143
U.S. Treasury Note, 3.25%, 8/15/2007	1,050,000	1,039,787
U.S. Treasury Note, 6.125%, 8/15/2007	15,000	15,080
U.S. Treasury Note, 3.00%, 2/15/2008	8,400,000	8,227,077
U.S. Treasury Note, 5.50%, 2/15/2008	90,000	90,394
U.S. Treasury Note, 5.625%, 5/15/2008	10,000	10,074
U.S. Treasury Note, 3.25%, 8/15/2008	300,000	292,512
U.S. Treasury Note, 4.75%, 11/15/2008	6,300,000	6,277,603
Interest Stripped - Principal Payment, 2/15/2009	17,000	15,408
U.S. Treasury Note, 3.50%, 11/15/2009	2,000,000	1,929,532
U.S. Treasury Note, 3.875%, 5/15/2010	1,000,000	971,328
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,007,461
U.S. Treasury Note, 4.875%, 4/30/2011	5,000,000	5,008,595
U.S. Treasury Note, 4.00%, 11/15/2012	4,000,000	3,839,376
U.S. Treasury Note, 3.625%, 5/15/2013	3,525,000	3,302,897

Total U.S. Treasury Notes
(Identified Cost $34,702,250)		34,553,985

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $39,065,641)		38,845,314

U.S. GOVERNMENT AGENCIES - 8.05%
Mortgage-Backed Securities - 8.03%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	26,565	26,458
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	463,493	453,434
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	36,087	36,815
Fannie Mae, TBA[2], 4.50%, 2/15/2022	133,000	127,638
Fannie Mae, TBA[2], 5.00%, 2/15/2022	121,000	118,353
Fannie Mae, TBA[2], 5.00%, 2/15/2037	256,000	245,600
Fannie Mae, TBA[2], 5.50%, 2/15/2037	390,000	383,541
Fannie Mae, TBA[2], 6.00%, 2/15/2037	149,000	149,512
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	22,662	22,566
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	449,936	447,733
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	15,137	15,444
Federal Home Loan Mortgage Corp., TBA[2], 5.00%, 2/15/2022	91,000	88,953
Federal Home Loan Mortgage Corp., TBA[2], 4.50%, 3/15/2022	147,000	140,936
Federal Home Loan Mortgage Corp., TBA[2], 5.00%, 2/15/2037	177,000	169,975
Federal Home Loan Mortgage Corp., TBA[2], 5.50%, 2/15/2037	228,000	224,366
Federal Home Loan Mortgage Corp., TBA[2], 6.00%, 2/15/2037	85,000	85,319
GNMA, Pool #365225, 9.00%, 11/15/2024	2,143	2,315
GNMA, Pool #398655, 6.50%, 5/15/2026	2,415	2,482
GNMA, Pool #452826, 9.00%, 1/15/2028	3,803	4,120
GNMA, Pool #460820, 6.00%, 6/15/2028	16,048	16,242
GNMA, Pool #458983, 6.00%, 1/15/2029	41,080	41,573
GNMA, Pool #530481, 8.00%, 8/15/2030	17,560	18,595
GNMA, Pool #577796, 6.00%, 1/15/2032	53,217	53,810
GNMA, Pool #631703, 6.50%, 9/15/2034	9,014	9,236
GNMA, Pool #003808M, 6.00%, 1/20/2036	741,676	746,952
GNMA, Pool #651235X, 6.50%, 2/15/2036	1,085,081	1,110,269
GNMA, Pool #003830M, 5.50%, 3/20/2036	1,521,935	1,503,765
GNMA, TBA[2], 5.00%, 2/15/2037	49,000	47,300
GNMA, TBA[2], 5.50%, 2/15/2037	110,000	108,866
GNMA, TBA[2], 6.00%, 2/15/2037	68,000	68,637

Total Mortgage-Backed Securities
(Identified Cost $6,537,621)		6,470,805

Other Agencies - 0.02%
Fannie Mae, 5.25%, 1/15/2009
(Identified Cost $15,478)	15,000	15,034

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,553,099)		6,485,839

SHORT-TERM INVESTMENTS - 16.24%
Dreyfus Treasury Cash Management - Institutional Shares	1,641,473	1,641,473
Fannie Mae Discount Note, 3/12/2007	$3,000,000	2,983,360
Freddie Mac Discount Note, 3/5/2007	4,500,000	4,479,538
U.S. Treasury Bill, 2/22/2007	4,000,000	3,988,859

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,093,287)		13,093,230

TOTAL INVESTMENTS - 101.75%
(Identified Cost $79,056,704)		82,016,610

LIABILITIES, LESS OTHER ASSETS - (1.75%)		(1,409,613)

NET ASSETS - 100%		$80,606,997

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On January 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$79,104,908

Unrealized appreciation	$3,466,619
Unrealized depreciation	(554,917)

Net unrealized appreciation	$2,911,702

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2007 (unaudited)

	Shares/
Pro-Blend® Moderate Term Series	Principal Amount	Value

COMMON STOCKS - 51.53%

Consumer Discretionary - 7.23%
Auto Components - 0.04%
Azure Dynamics Corp.* (Canada)	31,950	$15,208
Superior Industries International, Inc.	2,325	47,360
Tenneco, Inc.*	2,500	58,125
		120,693

Diversified Consumer Services - 0.04%
Corinthian Colleges, Inc.*	3,600	47,016
Universal Technical Institute, Inc.*	3,525	83,366
		130,382

Hotels, Restaurants & Leisure - 1.61%
Carnival Corp.	71,485	3,685,767
Club Mediterranee S.A.* (France)	3,800	215,122
International Game Technology	27,130	1,179,070
		5,079,959

Internet & Catalog Retail - 0.05%
Audible, Inc.*	20,200	144,430

Leisure Equipment & Products - 0.00%**
K2, Inc.*	525	6,342

Media - 4.68%
Acme Communications, Inc.*	6,500	32,760
Cablevision Systems Corp. - Class A	76,550	2,318,699
Comcast Corp. - Class A*	71,230	3,156,914
DreamWorks Animation SKG, Inc. - Class A*	1,500	42,270
The E.W. Scripps Co. - Class A	68,020	3,321,417
Impresa S.A. (SGPS)* (Portugal)	6,100	38,555
Mediaset S.p.A. (Italy)	5,475	66,070
Pearson plc (United Kingdom)	7,175	113,043
Playboy Enterprises, Inc. - Class B*	4,025	44,436
Reed Elsevier plc - ADR (United Kingdom)	2,350	107,724
Reuters Group plc (United Kingdom)	13,450	114,012
Scholastic Corp.*	1,400	49,490
Time Warner, Inc.	241,575	5,283,245
Wolters Kluwer N.V. (Netherlands)	2,925	87,711
		14,776,346

Multiline Retail - 0.02%
PPR (France)	475	70,073

Specialty Retail - 0.77%
Build-A-Bear Workshop, Inc.*	4,150	124,873
Kingfisher plc (United Kingdom)	465,700	2,188,801
KOMERI Co. Ltd. (Japan)	2,300	67,288
Tractor Supply Co.*	825	41,522
		2,422,484

Textiles, Apparel & Luxury Goods - 0.02%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	700	73,800
Total Consumer Discretionary		22,824,509

Consumer Staples - 6.54%
Beverages - 1.57%
The Coca-Cola Co.	96,600	4,625,208
Diageo plc (United Kingdom)	2,900	56,400
Hansen Natural Corp.*	1,650	62,848
Heineken N.V. (Netherlands)	1,150	58,254
Kirin Brewery Co. Ltd. (Japan)	5,000	76,869
Scottish & Newcastle plc (United Kingdom)	7,625	81,337
		4,960,916

Food & Staples Retailing - 1.26%
Carrefour S.A. (France)	24,775	1,427,079
Pathmark Stores, Inc.*	4,300	47,128
Tesco plc (United Kingdom)	17,825	146,371
Wal-Mart Stores, Inc.	49,740	2,372,101
		3,992,679

Food Products - 2.78%
Cadbury Schweppes plc (United Kingdom)	22,975	259,520
Groupe Danone (France)	1,075	165,592
Nestle S.A. (Switzerland)	10,000	3,669,669
Suedzucker AG (Germany)	2,500	54,181
Unilever plc - ADR (United Kingdom)	169,046	4,616,646
		8,765,608

Household Products - 0.04%
Kao Corp. (Japan)	1,000	28,593
Reckitt Benckiser plc (United Kingdom)	2,100	101,031
		129,624

Personal Products - 0.89%
Clarins S.A. (France)	3,458	258,446
The Estee Lauder Companies, Inc. - Class A	53,820	2,556,450
		2,814,896
Total Consumer Staples		20,663,723

Energy - 5.42%
Energy Equipment & Services - 4.44%
Abbot Group plc (United Kingdom)	31,025	170,655
APL ASA* (Norway)	5,600	58,805
Baker Hughes, Inc.	34,975	2,414,324
Cameron International Corp.*	48,000	2,520,000
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	1,400	277,869
Hydril Co.*	1,575	124,582
National-Oilwell Varco, Inc.*	36,664	2,223,305
Pride International, Inc.*	5,800	167,098
Schlumberger Ltd.	56,900	3,612,581
Weatherford International Ltd.*	60,985	2,462,574
		14,031,793

Oil, Gas & Consumable Fuels - 0.98%
BP plc (United Kingdom)	6,800	71,401
Eni S.p.A. (Italy)	4,025	129,561
Evergreen Energy, Inc.*	5,075	45,624
Forest Oil Corp.*	1,250	39,900
Foundation Coal Holdings, Inc.	1,300	43,264
Hess Corp.	46,535	2,512,425
Mariner Energy, Inc.*	1,011	20,331
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	750	66,525
Royal Dutch Shell plc - Class B (United Kingdom)	2,382	79,830
Total S.A. (France)	1,200	81,007
		3,089,868
Total Energy		17,121,661

Financials - 4.87%
Capital Markets - 0.25%
The Charles Schwab Corp.	2,450	46,354
Daiwa Securities Group, Inc. (Japan)	3,000	36,698
Deutsche Bank AG (Germany)	1,050	148,235
Franklin Resources, Inc.	775	92,310
Janus Capital Group, Inc.	4,875	99,840
Macquarie Bank Ltd. (Australia)	1,525	95,881
Mellon Financial Corp.[1]	1,650	70,521
Merrill Lynch & Co., Inc.	1,425	133,323
Morgan Stanley	950	78,650
		801,812

Commercial Banks - 3.29%
Aareal Bank AG* (Germany)	3,050	145,675
ABN AMRO Holding N.V. (Netherlands)	5,560	177,522
ABN AMRO Holding N.V. - ADR (Netherlands)	2,840	91,278
Barclays plc (United Kingdom)	21,100	306,734
BNP Paribas (France)	700	78,042
Boston Private Financial Holdings, Inc.	3,100	89,652
The Chugoku Bank Ltd. (Japan)	4,000	52,080
Commerzbank AG (Germany)	2,375	100,220
Credit Agricole S.A. (France)	1,475	63,164
The Hachijuni Bank Ltd. (Japan)	7,000	48,674
HSBC Holdings plc (United Kingdom)	10,350	188,075
HSBC Holdings plc - ADR (United Kingdom)	1,175	107,900
Huntington Bancshares, Inc.	650	15,132
KeyCorp	2,025	77,294
Marshall & Ilsley Corp.	900	42,354
Mitsubishi UFJ Financial Group, Inc. (Japan)	4	48,400
PNC Financial Services Group, Inc.	36,250	2,674,162
Royal Bank of Scotland Group plc (United Kingdom)	10,050	403,745
Societe Generale (France)	725	128,023
Societe Generale - ADR (France)	1,300	45,779
The Sumitomo Trust & Banking Co. Ltd. (Japan)	7,000	74,896
SunTrust Banks, Inc.	1,050	87,255
TCF Financial Corp.	3,950	100,251
U.S. Bancorp	71,950	2,561,420
UniCredito Italiano S.p.A. (Italy)	17,000	157,297
Wachovia Corp.	41,000	2,316,500
Wells Fargo & Co.	1,200	43,104
Wilmington Trust Corp.	1,675	70,233
Zions Bancorporation	925	78,459
		10,373,320

Consumer Finance - 0.09%
Capital One Financial Corp.	875	70,350
Nelnet, Inc. - Class A*	6,540	180,962
SLM (Sallie Mae) Corp.	950	43,662
		294,974

Diversified Financial Services - 0.88%
Bank of America Corp.	43,770	2,301,427
Citigroup, Inc.	2,375	130,934
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	1,075	100,868
ING Groep N.V. (Netherlands)	1,875	81,980
JPMorgan Chase & Co.	2,850	145,150
		2,760,359

Insurance - 0.36%
Allianz SE (Germany)	2,100	418,747
Ambac Financial Group, Inc.	775	68,278
American International Group, Inc.	1,750	119,788
Axa (France)	1,850	77,969
First American Corp.	1,130	47,889
MBIA, Inc.	660	47,408
Muenchener Rueckver AG (Germany)	1,125	177,076
Principal Financial Group, Inc.	325	20,023
Torchmark Corp.	250	16,248
Willis Group Holdings Ltd. (United Kingdom)	3,625	148,118
		1,141,544
Total Financials		15,372,009

Health Care - 9.04%
Biotechnology - 0.26%
Amgen, Inc.*	1,925	135,462
Cepheid, Inc.*	26,000	215,020
Genzyme Corp.*	4,920	323,392
Monogram Biosciences, Inc.*	50,075	85,127
Senomyx, Inc.*	4,650	67,983
		826,984

Health Care Equipment & Supplies - 3.32%
Advanced Medical Optics, Inc.*	3,050	112,087
Align Technology, Inc.*	5,925	98,059
Bausch & Lomb, Inc.	33,600	1,870,848
Boston Scientific Corp.*	6,630	122,324
The Cooper Companies, Inc.	46,425	2,214,473
Dexcom, Inc.*	15,950	141,955
Edwards Lifesciences Corp.*	3,925	200,803
ev3, Inc.*	8,750	161,175
Foxhollow Technologies, Inc.*	20,275	416,246
Inverness Medical Innovations, Inc.*	11,470	472,793
Kyphon, Inc.*	7,050	329,870
Medtronic, Inc.	57,345	3,065,090
Mentor Corp.	2,825	144,047
Micrus Endovascular Corp.*	3,675	87,281
OraSure Technologies, Inc.*	29,150	241,362
ResMed, Inc.*	3,175	166,942
Respironics, Inc.*	3,775	160,815
Straumann Holding AG (Switzerland)	500	126,176
Wright Medical Group, Inc.*	16,600	363,374
		10,495,720

Health Care Providers & Services - 0.86%
AMN Healthcare Services, Inc.*	13,350	345,498
Cross Country Healthcare, Inc.*	12,300	277,488
Healthways, Inc.*	1,250	56,762
Patterson Companies, Inc.*	4,400	165,484
Tenet Healthcare Corp.*	244,135	1,723,593
Triad Hospitals, Inc.*	3,325	141,313
		2,710,138

Health Care Technology - 0.24%
AMICAS, Inc.*	76,975	235,544
iSOFT Group plc* (United Kingdom)	223,000	223,421
Merge Technologies, Inc.*	14,900	82,248
WebMD Health Corp. - Class A*	4,500	222,075
		763,288

Life Sciences Tools & Services - 2.27%
Affymetrix, Inc.*	73,030	1,822,829
Caliper Life Sciences, Inc.*	75,068	450,408
Charles River Laboratories International, Inc.*	4,525	203,625
Illumina, Inc.*	5,048	206,219
Invitrogen Corp.*	28,515	1,745,973
PerkinElmer, Inc.	111,035	2,650,405
QIAGEN N.V.* (Netherlands)	4,050	69,944
		7,149,403

Pharmaceuticals - 2.09%
AstraZeneca plc (United Kingdom)	350	19,527
AstraZeneca plc - ADR (United Kingdom)	1,150	64,343
GlaxoSmithKline plc (United Kingdom)	2,850	76,423
Novartis AG - ADR (Switzerland)	100,000	5,769,000
Sanofi-Aventis (France)	570	50,104
Sanofi-Aventis - ADR (France)	4,575	201,666
Shire plc (United Kingdom)	5,725	120,114
Takeda Pharmaceutical Co. Ltd. (Japan)	1,000	65,225
Valeant Pharmaceuticals International	13,800	243,294
		6,609,696
Total Health Care		28,555,229

Industrials - 5.24%
Aerospace & Defense - 0.58%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	43,440	1,761,492
Hexcel Corp.*	4,400	84,656
		1,846,148

Air Freight & Logistics - 0.76%
Deutsche Post AG (Germany)	4,100	126,098
TNT N.V. (Netherlands)	2,950	132,672
United Parcel Service, Inc. - Class B	29,400	2,125,032
		2,383,802

Airlines - 1.18%
AirTran Holdings, Inc.*	7,050	78,044
AMR Corp.*	850	31,492
Continental Airlines, Inc. - Class B*	725	30,080
Deutsche Lufthansa AG (Germany)	5,675	158,194
JetBlue Airways Corp.*	102,995	1,408,972
Southwest Airlines Co.	134,350	2,028,685
		3,735,467

Commercial Services & Supplies - 0.79%
ChoicePoint, Inc.*	1,700	65,433
Covanta Holding Corp.*	2,000	47,320
The Dun & Bradstreet Corp.*	28,175	2,394,875
		2,507,628

Electrical Equipment - 0.07%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	5,375	95,729
Gamesa Corporacion Tecnologica S.A. (Spain)	2,525	68,938
Hubbell, Inc. - Class B	900	43,380
Plug Power, Inc.*	6,350	22,860
		230,907

Industrial Conglomerates - 1.78%
3M Co.	43,435	3,227,220
Sonae S.A. (SGPS) (Portugal)	24,275	53,780
Tyco International Ltd. (Bermuda)	73,075	2,329,631
		5,610,631

Machinery - 0.08%
Bucyrus International, Inc. - Class A	1,075	49,891
FANUC Ltd. (Japan)	600	55,445
Heidelberger Druckmaschinen AG (Germany)	950	40,113
Schindler Holding AG (Switzerland)	925	59,519
Wabtec Corp.	1,450	46,429
		251,397
Total Industrials		16,565,980

Information Technology - 9.16%
Communications Equipment - 2.44%
Blue Coat Systems, Inc.*	12,575	314,501
Cisco Systems, Inc.*	153,695	4,086,750
ECI Telecom Ltd.* (Israel)	48,950	417,054
Ixia*	16,175	152,854
Juniper Networks, Inc.*	132,595	2,402,621
Plantronics, Inc.	2,375	46,787
Spirent Communications plc* (United Kingdom)	254,575	298,815
		7,719,382

Computers & Peripherals - 0.83%
Avid Technology, Inc.*	6,325	234,025
EMC Corp.*	170,755	2,388,862
		2,622,887

Electronic Equipment & Instruments - 0.23%
AU Optronics Corp. - ADR (Taiwan)	13,010	174,724
KEYENCE Corp. (Japan)	110	24,688
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	15,705	220,027
LoJack Corp.*	17,635	316,196
		735,635
Internet Software & Services - 0.08%
iPass, Inc.*	37,950	197,719
Online Resources Corp.*	5,050	51,409
		249,128

IT Services - 3.21%
Automatic Data Processing, Inc.	67,300	3,211,556
CheckFree Corp.*	62,905	2,606,154
MoneyGram International, Inc.	5,100	152,949
Paychex, Inc.	1,150	46,012
RightNow Technologies, Inc.*	18,925	272,142
Western Union Co.	171,685	3,835,443
		10,124,256
Office Electronics - 0.02%
Boewe Systec AG (Germany)	770	52,180

Semiconductors & Semiconductor Equipment - 0.06%
Cabot Microelectronics Corp.*	3,250	98,118
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,626	83,200
		181,318

Software - 2.29%
Agile Software Corp.*	19,075	119,410
Aladdin Knowledge Systems Ltd.* (Israel)	9,930	170,300
Amdocs Ltd.* (Guernsey)	11,175	387,549
Applix, Inc.*	15,350	165,934
Borland Software Corp.*	59,850	326,781
Electronic Arts, Inc.*	42,980	2,149,000
Misys plc (United Kingdom)	16,850	80,271
NAVTEQ Corp.*	7,700	273,196
Nuance Communications, Inc.*	16,225	186,912
Salesforce.com, Inc.*	6,400	280,512
SAP AG (Germany)	2,000	92,397
Square Enix Co. Ltd. (Japan)	2,100	57,260
Symantec Corp.*	138,645	2,455,403
Take-Two Interactive Software, Inc.*	5,800	100,804
TIBCO Software, Inc.*	24,125	223,880
UbiSoft Entertainment S.A.* (France)	4,350	174,887
		7,244,496
Total Information Technology		28,929,282

Materials - 0.64%
Chemicals - 0.62%
Arkema* (France)	30	1,509
Bayer AG (Germany)	3,725	218,886
Calgon Carbon Corp.*	7,625	47,809
Lonza Group AG (Switzerland)	17,300	1,637,746
The Scotts Miracle-Gro Co. - Class A	975	52,231
		1,958,181

Paper & Forest Products - 0.02%
Louisiana-Pacific Corp.	2,300	52,693
Total Materials		2,010,874

Telecommunication Services - 0.03%
Diversified Telecommunication Services - 0.03%
Swisscom AG - ADR (Switzerland)	2,625	98,464

Utilities - 3.36%
Electric Utilities - 1.67%
Allegheny Energy, Inc.*	56,435	2,625,356
American Electric Power Co., Inc.	56,325	2,451,827
E.ON AG (Germany)	1,300	176,295
Westar Energy, Inc.	1,025	27,224
		5,280,702

Independent Power Producers & Energy Traders - 0.79%
Mirant Corp.*	73,080	2,497,874

Multi-Utilities - 0.90%
Aquila, Inc.*	21,325	96,602
National Grid plc (United Kingdom)	7,100	107,119
Suez S.A. (France)	1,475	72,295
Xcel Energy, Inc.	109,550	2,555,801
		2,831,817
Total Utilities		10,610,393

TOTAL COMMON STOCKS
(Identified Cost $139,598,978)		162,752,124

WARRANTS - 0.01%
Health Care - 0.01%
Life Sciences Tools & Services - 0.01%
Caliper Life Sciences, Inc., 8/10/2011
(Identified Cost $7,902)	15,315	30,630

CORPORATE BONDS - 3.04%
Convertible Corporate Bonds - 0.32%
Consumer Discretionary - 0.07%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$175,000	233,406

Energy - 0.14%
Energy Equipment & Services - 0.14%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	95,000	150,338
Pride International, Inc., 3.25%, 5/1/2033	95,000	116,612
Schlumberger Ltd., 1.50%, 6/1/2023	105,000	185,194
Total Energy		452,144

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	60,000	54,825

Industrials - 0.05%
Trading Companies & Distributors - 0.05%
United Rentals North America, Inc., 1.875%, 10/15/2023	110,000	141,900

Utilities - 0.04%
Multi-Utilities - 0.04%
Xcel Energy, Inc., 7.50%, 11/21/2007	65,000	123,419

Total Convertible Corporate Bonds
(Identified Cost $932,164)		1,005,694

Non-Convertible Corporate Bonds - 2.72%
Consumer Discretionary - 0.74%
Automobiles - 0.31%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	970,000	968,447

Media - 0.31%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	275,000	308,252
Comcast Corp., 6.50%, 11/15/2035	410,000	415,039
The Walt Disney Co., 7.00%, 3/1/2032	235,000	268,602
		991,893

Multiline Retail - 0.07%
Target Corp., 5.875%, 3/1/2012	200,000	204,423

Specialty Retail - 0.05%
Lowe's Companies, Inc., 8.25%, 6/1/2010	145,000	157,705
Total Consumer Discretionary		2,322,468

Consumer Staples - 0.05%
Food & Staples Retailing - 0.05%
The Kroger Co., 7.25%, 6/1/2009	80,000	82,752
The Kroger Co., 6.80%, 4/1/2011	80,000	83,267
Total Consumer Staples		166,019

Energy - 0.11%
Oil, Gas & Consumable Fuels - 0.11%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	135,000	133,823
Arch Western Finance, 6.75%, 7/1/2013	225,000	222,188
Total Energy		356,011

Financials - 0.72%
Capital Markets - 0.17%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	265,000	264,483
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	115,000	121,049
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	160,000	158,048
		543,580

Commercial Banks - 0.26%
PNC Funding Corp., 7.50%, 11/1/2009	155,000	163,063
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	327,161
Wachovia Corp., 5.25%, 8/1/2014	335,000	329,309
		819,533

Diversified Financial Services - 0.15%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	350,000	327,318
Citigroup, Inc., 6.625%, 6/15/2032	145,000	158,119
		485,437

Insurance - 0.14%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	270,000	266,311
American International Group, Inc., 4.25%, 5/15/2013	180,000	168,334
		434,645
Total Financials		2,283,195

Health Care - 0.14%
Pharmaceuticals - 0.14%
Abbott Laboratories, 3.50%, 2/17/2009	135,000	130,583
Wyeth, 6.50%, 2/1/2034	290,000	312,936
Total Health Care		443,519

Industrials - 0.50%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	115,000	120,913

Air Freight & Logistics - 0.04%
FedEx Corp., 3.50%, 4/1/2009	135,000	129,663

Airlines - 0.08%
Southwest Airlines Co., 5.25%, 10/1/2014	275,000	263,713

Industrial Conglomerates - 0.10%
General Electric Capital Corp., 6.75%, 3/15/2032	290,000	328,263

Machinery - 0.04%
John Deere Capital Corp., 7.00%, 3/15/2012	115,000	122,345

Road & Rail - 0.13%
CSX Corp., 6.00%, 10/1/2036	320,000	312,176
Union Pacific Corp., 6.65%, 1/15/2011	80,000	83,243
		395,419

Trading Companies & Distributors - 0.07%
United Rentals North America, Inc., 7.00%, 2/15/2014	225,000	221,063
Total Industrials		1,581,379

Information Technology - 0.13%
Communications Equipment - 0.13%
Cisco Systems, Inc., 5.25%, 2/22/2011	75,000	74,944
Corning, Inc., 6.20%, 3/15/2016	340,000	345,408
Total Information Technology		420,352

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc., 7.375%, 8/1/2010	155,000	165,020

Utilities - 0.28%
Electric Utilities - 0.21%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	80,000	87,200
American Electric Power Co., Inc., 5.375%, 3/15/2010	125,000	124,678
Exelon Generation Co. LLC, 5.35%, 1/15/2014	465,000	454,871
		666,749

Independent Power Producers & Energy Traders - 0.04%
TXU Energy Co., 7.00%, 3/15/2013	120,000	125,592

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	75,000	82,854
Total Utilities		875,195

Total Non-Convertible Corporate Bonds
(Identified Cost $8,667,488)		8,613,158

TOTAL CORPORATE BONDS
(Identified Cost $9,599,652)		9,618,852

U.S. TREASURY SECURITIES - 29.59%
U.S. Treasury Bonds - 7.97%
U.S. Treasury Bond, 7.50%, 11/15/2024	360,000	464,175
U.S. Treasury Bond, 6.00%, 2/15/2026	3,450,000	3,859,419
U.S. Treasury Bond, 5.50%, 8/15/2028	19,575,000	20,844,321

Total U.S. Treasury Bonds
(Identified Cost $24,692,849)		25,167,915

U.S. Treasury Notes - 21.62%
U.S. Treasury Note, 3.625%, 4/30/2007	17,200,000	17,138,183
U.S. Treasury Note, 3.00%, 2/15/2008	26,000,000	25,464,764
U.S. Treasury Note, 5.625%, 5/15/2008	5,000	5,037
U.S. Treasury Note, 3.25%, 8/15/2008	4,500,000	4,387,675
U.S. Treasury Note, 3.875%, 5/15/2010	3,600,000	3,496,781
U.S. Treasury Note, 4.50%, 11/15/2010	18,000,000	17,801,010

Total U.S. Treasury Notes
(Identified Cost $68,623,099)		68,293,450

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $93,315,948)		93,461,365

U.S. GOVERNMENT AGENCIES - 4.73%
Mortgage-Backed Securities - 4.71%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	151,398	151,071
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	131,401	133,883
Fannie Mae, TBA[3], 4.50%, 2/15/2022	1,005,000	964,487
Fannie Mae, TBA[3], 5.00%, 2/15/2022	868,000	849,013
Fannie Mae, TBA[3], 5.00%, 2/15/2037	1,847,000	1,771,966
Fannie Mae, TBA[3], 5.50%, 2/15/2037	2,810,000	2,763,461
Fannie Mae, TBA[3], 6.00%, 2/15/2037	1,074,000	1,077,692
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	151,073	150,434
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	100,913	102,956
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 2/15/2022	685,000	669,588
Federal Home Loan Mortgage Corp., TBA[3], 4.50%, 3/15/2022	1,095,000	1,049,831
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 2/15/2037	1,278,000	1,227,279
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 2/15/2037	1,646,000	1,619,766
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 2/15/2037	615,000	617,306
GNMA, Pool #286310, 9.00%, 2/15/2020	2,008	2,159
GNMA, Pool #288873, 9.50%, 8/15/2020	261	285
GNMA, Pool #550290, 6.50%, 8/15/2031	85,001	87,272
GNMA, TBA[3], 5.00%, 2/15/2037	373,000	360,061
GNMA, TBA[3], 5.50%, 2/15/2037	781,000	772,946
GNMA, TBA[3], 6.00%, 2/15/2037	482,000	486,519

Total Mortgage-Backed Securities
(Identified Cost $14,990,678)		14,857,975

Other Agencies - 0.02%
Fannie Mae, 4.25%, 7/15/2007	5,000	4,977
Fannie Mae, 5.75%, 2/15/2008	55,000	55,261
Fannie Mae, 5.25%, 1/15/2009	5,000	5,011
Fannie Mae, 6.375%, 6/15/2009	10,000	10,280

Total Other Agencies
(Identified Cost $76,003)		75,529

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $15,066,681)		14,933,504

SHORT-TERM INVESTMENTS - 15.04%
Dreyfus Treasury Cash Management - Institutional Shares	13,668,269	13,668,269
Fannie Mae Discount Note, 3/12/2007	$22,000,000	21,877,973
Freddie Mac Discount Note, 3/5/2007	12,000,000	11,945,387

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $47,491,629)		47,491,629

TOTAL INVESTMENTS - 103.94%
(Identified Cost $305,080,790)		328,288,104

LIABILITIES, LESS OTHER ASSETS - (3.94%)		(12,443,029)

NET ASSETS - 100%		$315,845,075

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $87,200, or 0.03%, of the Series’ net assets as of Januray 31, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On January 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$305,348,336

Unrealized appreciation	$24,856,804
Unrealized depreciation	(1,917,036)

Net unrealized appreciation	$22,939,768

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2007 (unaudited)

	Shares/
Pro-Blend® Extended Term Series	Principal Amount	Value

COMMON STOCKS - 66.88%

Consumer Discretionary - 8.26%
Auto Components - 0.06%
Azure Dynamics Corp.* (Canada)	114,825	$54,655
Superior Industries International, Inc.	5,050	102,868
Tenneco, Inc.*	6,150	142,988
		300,511

Diversified Consumer Services - 0.06%
Corinthian Colleges, Inc.*	7,725	100,888
Universal Technical Institute, Inc.*	7,700	182,105
		282,993

Hotels, Restaurants & Leisure - 1.62%
Carnival Corp.	154,560	7,969,114
Club Mediterranee S.A.* (France)	5,750	325,514
		8,294,628

Internet & Catalog Retail - 0.05%
Audible, Inc.*	36,450	260,618

Leisure Equipment & Products - 0.01%
K2, Inc.*	2,175	26,274

Media - 6.24%
Acme Communications, Inc.*	20,450	103,068
Cablevision Systems Corp. - Class A	167,710	5,079,936
Comcast Corp. - Class A*	155,005	6,869,822
DreamWorks Animation SKG, Inc. - Class A*	3,825	107,789
The E.W. Scripps Co. - Class A	137,375	6,708,021
Impresa S.A. (SGPS)* (Portugal)	16,400	103,657
Mediaset S.p.A. (Italy)	11,825	142,700
Pearson plc (United Kingdom)	19,550	308,013
Playboy Enterprises, Inc. - Class B*	8,600	94,944
Reed Elsevier plc - ADR (United Kingdom)	8,525	390,786
Reuters Group plc (United Kingdom)	34,675	293,931
Scholastic Corp.*	3,050	107,818
Time Warner, Inc.	523,050	11,439,104
Wolters Kluwer N.V. (Netherlands)	7,425	222,651
		31,972,240

Multiline Retail - 0.03%
PPR (France)	1,200	177,027

Specialty Retail - 0.16%
Build-A-Bear Workshop, Inc.*	8,900	267,801
Kingfisher plc (United Kingdom)	77,200	362,842
KOMERI Co. Ltd. (Japan)	3,900	114,097
Tractor Supply Co.*	1,800	90,594
		835,334

Textiles, Apparel & Luxury Goods - 0.03%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	166,051
Total Consumer Discretionary		42,315,676

Consumer Staples - 8.66%
Beverages - 2.12%
The Coca-Cola Co.	210,930	10,099,328
Diageo plc (United Kingdom)	8,825	171,632
Hansen Natural Corp.*	3,575	136,172
Heineken N.V. (Netherlands)	2,275	115,241
Kirin Brewery Co. Ltd. (Japan)	12,000	184,485
Scottish & Newcastle plc (United Kingdom)	15,150	161,607
		10,868,465

Food & Staples Retailing - 1.71%
Carrefour S.A. (France)	54,040	3,112,790
Pathmark Stores, Inc.*	9,625	105,490
Tesco plc (United Kingdom)	36,650	300,953
Wal-Mart Stores, Inc.	109,560	5,224,916
		8,744,149

Food Products - 3.61%
Cadbury Schweppes plc (United Kingdom)	41,500	468,775
Groupe Danone (France)	2,050	315,779
Nestle S.A. (Switzerland)	20,350	7,467,777
Suedzucker AG (Germany)	4,250	92,107
Unilever plc - ADR (United Kingdom)	371,748	10,152,438
		18,496,876

Household Products - 0.06%
Kao Corp. (Japan)	3,000	85,778
Reckitt Benckiser plc (United Kingdom)	4,125	198,454
		284,232

Personal Products - 1.16%
Clarins S.A. (France)	4,710	352,019
The Estee Lauder Companies, Inc. - Class A	117,360	5,574,600
		5,926,619
Total Consumer Staples		44,320,341

Energy - 7.05%
Energy Equipment & Services - 5.72%
Abbot Group plc (United Kingdom)	58,300	320,682
APL ASA* (Norway)	11,950	125,485
Baker Hughes, Inc.	76,750	5,298,052
Cameron International Corp.*	87,780	4,608,450
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	3,175	630,167
Hydril Co.*	3,450	272,895
National-Oilwell Varco, Inc.*	76,284	4,625,862
Pride International, Inc.*	12,075	347,881
Schlumberger Ltd.	120,800	7,669,592
Weatherford International Ltd.*	133,795	5,402,642
		29,301,708

Oil, Gas & Consumable Fuels - 1.33%
BP plc (United Kingdom)	13,825	145,165
Eni S.p.A. (Italy)	10,575	340,400
Evergreen Energy, Inc.*	10,975	98,665
Forest Oil Corp.*	3,200	102,144
Foundation Coal Holdings, Inc.	2,775	92,352
Hess Corp.	101,270	5,467,567
Mariner Energy, Inc.*	2,589	52,065
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	1,650	146,355
Royal Dutch Shell plc - Class B (United Kingdom)	4,679	156,812
Total S.A. (France)	2,700	182,266
		6,783,791
Total Energy		36,085,499

Financials - 7.00%
Capital Markets - 1.02%
The Charles Schwab Corp.	6,300	119,196
Daiwa Securities Group, Inc. (Japan)	6,000	73,396
Deutsche Bank AG (Germany)	2,400	338,822
Franklin Resources, Inc.	875	104,221
Janus Capital Group, Inc.	6,925	141,824
Macquarie Bank Ltd. (Australia)	3,275	205,908
Mellon Financial Corp.[1]	4,400	188,056
Merrill Lynch & Co., Inc.	1,875	175,425
Morgan Stanley	2,425	200,766
SEI Investments Co.	58,950	3,674,353
		5,221,967

Commercial Banks - 4.35%
Aareal Bank AG* (Germany)	6,525	311,650
ABN AMRO Holding N.V. (Netherlands)	10,370	331,098
ABN AMRO Holding N.V. - ADR (Netherlands)	6,270	201,518
Banca Monte dei Paschi di Siena S.p.A. (Italy)	10,950	70,922
Barclays plc (United Kingdom)	45,525	661,805
BNP Paribas (France)	1,550	172,808
Boston Private Financial Holdings, Inc.	6,775	195,933
The Chugoku Bank Ltd. (Japan)	10,000	130,201
Commerzbank AG (Germany)	4,775	201,494
Credit Agricole S.A. (France)	3,800	162,728
The Hachijuni Bank Ltd. (Japan)	18,000	125,162
HSBC Holdings plc (United Kingdom)	22,350	406,132
HSBC Holdings plc - ADR (United Kingdom)	2,550	234,167
Huntington Bancshares, Inc.	1,650	38,412
Intesa Sanpaolo (Italy)	9,422	71,033
KeyCorp	2,075	79,203
Marshall & Ilsley Corp.	2,325	109,415
Mitsubishi UFJ Financial Group, Inc. (Japan)	12	145,201
PNC Financial Services Group, Inc.	71,970	5,309,227
Royal Bank of Scotland Group plc (United Kingdom)	19,925	800,460
Societe Generale (France)	1,375	242,803
Societe Generale - ADR (France)	2,825	99,482
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	192,591
SunTrust Banks, Inc.	2,300	191,130
TCF Financial Corp.	5,125	130,073
U.S. Bancorp	159,655	5,683,718
UniCredito Italiano S.p.A. (Italy)	29,175	269,949
Wachovia Corp.	93,190	5,265,235
Wells Fargo & Co.	3,600	129,312
Wilmington Trust Corp.	3,625	151,996
Zions Bancorporation	2,225	188,725
		22,303,583

Consumer Finance - 0.11%
Capital One Financial Corp.	875	70,350
Nelnet, Inc. - Class A*	14,450	399,832
SLM (Sallie Mae) Corp.	2,075	95,367
		565,549

Diversified Financial Services - 1.08%
Bank of America Corp.	86,225	4,533,711
Citigroup, Inc.	3,725	205,359
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	2,300	215,810
ING Groep N.V. (Netherlands)	4,650	203,309
JPMorgan Chase & Co.	7,275	370,516
		5,528,705

Insurance - 0.44%
Allianz SE (Germany)	4,150	827,523
Ambac Financial Group, Inc.	1,975	173,998
American International Group, Inc.	2,925	200,216
Axa (France)	4,550	191,762
First American Corp.	2,500	105,950
MBIA, Inc.	1,175	84,400
Muenchener Rueckver AG (Germany)	2,275	358,087
Principal Financial Group, Inc.	825	50,828
Torchmark Corp.	675	43,868
Willis Group Holdings Ltd. (United Kingdom)	5,125	209,408
		2,246,040
Total Financials		35,865,844

Health Care - 11.45%
Biotechnology - 0.36%
Amgen, Inc.*	4,225	297,313
Cepheid, Inc.*	57,000	471,390
Genzyme Corp.*	10,800	709,884
Monogram Biosciences, Inc.*	107,025	181,942
Senomyx, Inc.*	12,075	176,537
		1,837,066

Health Care Equipment & Supplies - 4.26%
Advanced Medical Optics, Inc.*	6,600	242,550
Align Technology, Inc.*	11,775	194,876
Bausch & Lomb, Inc.	67,475	3,757,008
Boston Scientific Corp.*	14,500	267,525
The Cooper Companies, Inc.	92,505	4,412,489
Dexcom, Inc.*	34,625	308,163
Edwards Lifesciences Corp.*	7,300	373,468
ev3, Inc.*	19,310	355,690
Foxhollow Technologies, Inc.*	44,225	907,939
Inverness Medical Innovations, Inc.*	21,990	906,428
Kyphon, Inc.*	15,150	708,869
Medtronic, Inc.	124,600	6,659,870
Mentor Corp.	5,275	268,972
Micrus Endovascular Corp.*	7,900	187,625
OraSure Technologies, Inc.*	63,500	525,780
ResMed, Inc.*	6,675	350,972
Respironics, Inc.*	8,200	349,320
Straumann Holding AG (Switzerland)	1,075	271,279
Wright Medical Group, Inc.*	35,525	777,642
		21,826,465

Health Care Providers & Services - 1.12%
AMN Healthcare Services, Inc.*	24,275	628,237
Cross Country Healthcare, Inc.*	24,350	549,336
Healthways, Inc.*	3,175	144,177
Patterson Companies, Inc.*	7,625	286,776
Tenet Healthcare Corp.*	539,985	3,812,294
Triad Hospitals, Inc.*	7,575	321,938
		5,742,758

Health Care Technology - 0.32%
AMICAS, Inc.*	153,900	470,934
iSOFT Group plc* (United Kingdom)	487,390	488,309
Merge Technologies, Inc.*	31,875	175,950
WebMD Health Corp. - Class A*	9,600	473,760
		1,608,953

Life Sciences Tools & Services - 2.92%
Affymetrix, Inc.*	157,250	3,924,960
Caliper Life Sciences, Inc.*	91,425	548,550
Charles River Laboratories International, Inc.*	8,625	388,125
Illumina, Inc.*	8,540	348,851
Invitrogen Corp.*	62,195	3,808,200
PerkinElmer, Inc.	241,900	5,774,153
QIAGEN N.V.* (Netherlands)	8,900	153,703
		14,946,542

Pharmaceuticals - 2.47%
AstraZeneca plc (United Kingdom)	1,450	80,897
AstraZeneca plc - ADR (United Kingdom)	2,475	138,476
GlaxoSmithKline plc (United Kingdom)	9,025	242,007
Novartis AG - ADR (Switzerland)	187,485	10,816,010
Sanofi-Aventis (France)	1,250	109,876
Sanofi-Aventis - ADR (France)	9,125	402,230
Shire plc (United Kingdom)	11,175	234,459
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	110,882
Valeant Pharmaceuticals International	29,350	517,441
		12,652,278
Total Health Care		58,614,062

Industrials - 7.18%
Aerospace & Defense - 0.79%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	95,745	3,882,460
Hexcel Corp.*	9,500	182,780
		4,065,240

Air Freight & Logistics - 1.07%
Deutsche Post AG (Germany)	7,175	220,671
TNT N.V. (Netherlands)	6,375	286,706
United Parcel Service, Inc. - Class B	68,980	4,985,874
		5,493,251

Airlines - 1.64%
AirTran Holdings, Inc.*	15,500	171,585
AMR Corp.*	1,825	67,616
Continental Airlines, Inc. - Class B*	1,475	61,198
Deutsche Lufthansa AG (Germany)	11,325	315,690
JetBlue Airways Corp.*	221,260	3,026,837
Southwest Airlines Co.	313,680	4,736,568
		8,379,494

Commercial Services & Supplies - 1.05%
ChoicePoint, Inc.*	1,725	66,395
Covanta Holding Corp.*	4,375	103,512
The Dun & Bradstreet Corp.*	60,925	5,178,625
		5,348,532

Electrical Equipment - 0.13%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	20,500	365,105
Gamesa Corporacion Tecnologica S.A. (Spain)	5,225	142,654
Hubbell, Inc. - Class B	1,950	93,990
Plug Power, Inc.*	16,425	59,130
		660,879

Industrial Conglomerates - 2.40%
3M Co.	95,895	7,124,999
Sonae S.A. (SGPS) (Portugal)	61,250	135,696
Tyco International Ltd. (Bermuda)	157,125	5,009,145
		12,269,840

Machinery - 0.10%
Bucyrus International, Inc. - Class A	2,300	106,743
FANUC Ltd. (Japan)	1,000	92,408
Heidelberger Druckmaschinen AG (Germany)	2,075	87,614
Schindler Holding AG (Switzerland)	2,050	131,907
Wabtec Corp.	3,150	100,863
		519,535
Total Industrials		36,736,771

Information Technology - 12.06%
Communications Equipment - 3.23%
Blue Coat Systems, Inc.*	23,625	590,861
Cisco Systems, Inc.*	331,285	8,808,868
ECI Telecom Ltd.* (Israel)	106,875	910,575
Ixia*	34,500	326,025
Juniper Networks, Inc.*	287,825	5,215,389
Plantronics, Inc.	5,175	101,947
Spirent Communications plc* (United Kingdom)	490,075	575,239
		16,528,904

Computers & Peripherals - 1.12%
Avid Technology, Inc.*	13,750	508,750
EMC Corp.*	375,200	5,249,048
		5,757,798

Electronic Equipment & Instruments - 0.32%
AU Optronics Corp. - ADR (Taiwan)	28,650	384,770
KEYENCE Corp. (Japan)	330	74,063
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	34,600	484,746
LoJack Corp.*	38,145	683,940
		1,627,519

Internet Software & Services - 0.10%
iPass, Inc.*	82,350	429,044
Online Resources Corp.*	11,070	112,693
		541,737

IT Services - 4.18%
Automatic Data Processing, Inc.	145,725	6,953,997
CheckFree Corp.*	124,620	5,163,007
MoneyGram International, Inc.	11,200	335,888
Paychex, Inc.	2,475	99,025
RightNow Technologies, Inc.*	40,875	587,783
Western Union Co.	370,600	8,279,204
		21,418,904

Office Electronics - 0.02%
Boewe Systec AG (Germany)	1,252	84,844

Semiconductors & Semiconductor Equipment - 0.07%
Cabot Microelectronics Corp.*	6,575	198,499
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	14,070	153,504
		352,003

Software - 3.02%
Agile Software Corp.*	36,500	228,490
Aladdin Knowledge Systems Ltd.* (Israel)	21,860	374,899
Amdocs Ltd.* (Guernsey)	19,400	672,792
Applix, Inc.*	33,100	357,811
Borland Software Corp.*	125,825	687,005
Electronic Arts, Inc.*	93,360	4,668,000
Misys plc (United Kingdom)	27,900	132,912
NAVTEQ Corp.*	17,425	618,239
Nuance Communications, Inc.*	34,950	402,624
Salesforce.com, Inc.*	12,000	525,960
SAP AG (Germany)	5,200	240,232
Square Enix Co. Ltd. (Japan)	4,600	125,427
Symantec Corp.*	300,990	5,330,533
Take-Two Interactive Software, Inc.*	12,475	216,816
TIBCO Software, Inc.*	52,300	485,344
UbiSoft Entertainment S.A.* (France)	9,400	377,916
		15,445,000
Total Information Technology		61,756,709

Materials - 0.84%
Chemicals - 0.82%
Arkema* (France)	67	3,369
Bayer AG (Germany)	6,775	398,109
Calgon Carbon Corp.*	16,475	103,298
Lonza Group AG (Switzerland)	37,475	3,547,661
The Scotts Miracle-Gro Co. - Class A	2,125	113,836
		4,166,273

Paper & Forest Products - 0.02%
Louisiana-Pacific Corp.	4,975	113,977
Total Materials		4,280,250

Telecommunication Services - 0.04%
Diversified Telecommunication Services - 0.04%
Swisscom AG - ADR (Switzerland)	5,650	211,931

Utilities - 4.34%
Electric Utilities - 2.16%
Allegheny Energy, Inc.*	111,425	5,183,491
American Electric Power Co., Inc.	122,050	5,312,836
E.ON AG (Germany)	3,300	447,517
Westar Energy, Inc.	3,850	102,256
		11,046,100

Independent Power Producers & Energy Traders - 1.07%
Mirant Corp.*	160,930	5,500,587

Multi-Utilities - 1.11%
Aquila, Inc.*	46,175	209,173
National Grid plc (United Kingdom)	15,275	230,457
Suez S.A. (France)	2,575	126,210
Xcel Energy, Inc.	219,750	5,126,768
		5,692,608
Total Utilities		22,239,295

TOTAL COMMON STOCKS
(Identified Cost $282,720,817)		342,426,378

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011
(Identified Cost $5,289)	8,377	16,754

CORPORATE BONDS - 3.23%
Convertible Corporate Bonds - 0.33%
Consumer Discretionary - 0.07%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$285,000	380,119

Energy - 0.14%
Energy Equipment & Services - 0.14%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	155,000	245,287
Pride International, Inc., 3.25%, 5/1/2033	155,000	190,263
Schlumberger Ltd., 1.50%, 6/1/2023	170,000	299,838
Total Energy		735,388

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	115,000	105,081

Industrials - 0.05%
Trading Companies & Distributors - 0.05%
United Rentals North America, Inc., 1.875%, 10/15/2023	180,000	232,200

Utilities - 0.05%
Multi-Utilities - 0.05%
Xcel Energy, Inc., 7.50%, 11/21/2007	130,000	246,837

Total Convertible Corporate Bonds
(Identified Cost $1,566,511)		1,699,625

Non-Convertible Corporate Bonds - 2.90%
Consumer Discretionary - 0.76%
Automobiles - 0.31%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	1,580,000	1,577,470

Media - 0.33%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	560,457
Comcast Corp., 6.50%, 11/15/2035	670,000	678,234
The Walt Disney Co., 7.00%, 3/1/2032	380,000	434,335
		1,673,026

Multiline Retail - 0.07%
Target Corp., 5.875%, 3/1/2012	365,000	373,073

Specialty Retail - 0.05%
Lowe's Companies, Inc., 8.25%, 6/1/2010	265,000	288,220
Total Consumer Discretionary		3,911,789

Consumer Staples - 0.06%
Food & Staples Retailing - 0.06%
The Kroger Co., 7.25%, 6/1/2009	140,000	144,816
The Kroger Co., 6.80%, 4/1/2011	145,000	150,922
Total Consumer Staples		295,738

Energy - 0.11%
Oil, Gas & Consumable Fuels - 0.11%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	220,000	218,083
Arch Western Finance, 6.75%, 7/1/2013	365,000	360,437
Total Energy		578,520

Financials - 0.77%
Capital Markets - 0.18%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	425,000	424,171
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	215,000	226,310
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	251,889
		902,370

Commercial Banks - 0.29%
PNC Funding Corp., 7.50%, 11/1/2009	280,000	294,566
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	597,199
Wachovia Corp., 5.25%, 8/1/2014	615,000	604,553
		1,496,318

Diversified Financial Services - 0.15%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	528,385
Citigroup, Inc., 6.625%, 6/15/2032	235,000	256,263
		784,648

Insurance - 0.15%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	435,000	429,057
American International Group, Inc., 4.25%, 5/15/2013	345,000	322,639
		751,696
Total Financials		3,935,032

Health Care - 0.14%
Pharmaceuticals - 0.14%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	232,147
Wyeth, 6.50%, 2/1/2034	470,000	507,173
Total Health Care		739,320

Industrials - 0.55%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	226,056

Air Freight & Logistics - 0.05%
FedEx Corp., 3.50%, 4/1/2009	240,000	230,511

Airlines - 0.10%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	503,452

Industrial Conglomerates - 0.12%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	605,588

Machinery - 0.04%
John Deere Capital Corp., 7.00%, 3/15/2012	205,000	218,092

Road & Rail - 0.13%
CSX Corp., 6.00%, 10/1/2036	515,000	502,408
Union Pacific Corp., 6.65%, 1/15/2011	145,000	150,878
		653,286

Trading Companies & Distributors - 0.07%
United Rentals North America, Inc., 7.00%, 2/15/2014	365,000	358,613
Total Industrials		2,795,598

Information Technology - 0.14%
Communications Equipment - 0.14%
Cisco Systems, Inc., 5.25%, 2/22/2011	140,000	139,895
Corning, Inc., 6.20%, 3/15/2016	560,000	568,907
Total Information Technology		708,802

Materials - 0.06%
Metals & Mining - 0.06%
Alcoa, Inc., 7.375%, 8/1/2010	275,000	292,778

Utilities - 0.31%
Electric Utilities - 0.24%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	220,000	239,800
American Electric Power Co., Inc., 5.375%, 3/15/2010	230,000	229,407
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	753,228
		1,222,435

Independent Power Producers & Energy Traders - 0.04%
TXU Energy Co., 7.00%, 3/15/2013	215,000	225,019

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	149,136
Total Utilities		1,596,590

Total Non-Convertible Corporate Bonds
(Identified Cost $14,962,353)		14,854,167

TOTAL CORPORATE BONDS
(Identified Cost $16,528,864)		16,553,792

U.S. TREASURY SECURITIES - 14.62%
U.S. Treasury Bonds - 6.88%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $33,377,781)	33,065,000	35,209,067

U.S. Treasury Notes - 7.74%
U.S. Treasury Note, 3.00%, 2/15/2008	20,000,000	19,588,280
U.S. Treasury Note, 4.875%, 4/30/2011	20,000,000	20,034,380

Total U.S. Treasury Notes
(Identified Cost $39,541,295)		39,622,660

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $72,919,076)		74,831,727

U.S. GOVERNMENT AGENCIES - 4.96%
Mortgage-Backed Securities - 4.92%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	2,695	2,689
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	417,131	416,122
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	475,927	486,707
Fannie Mae, TBA[3], 4.50%, 2/15/2022	1,655,000	1,588,284
Fannie Mae, TBA[3], 5.00%, 2/15/2022	1,437,000	1,405,566
Fannie Mae, TBA[3], 5.00%, 2/15/2037	3,045,000	2,921,297
Fannie Mae, TBA[3], 5.50%, 2/15/2037	4,631,000	4,554,301
Fannie Mae, TBA[3], 6.00%, 2/15/2037	1,770,000	1,776,085
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	415,450	413,693
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	249,694	254,409
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 2/15/2022	1,127,000	1,101,643
Federal Home Loan Mortgage Corp., TBA[3], 4.50%, 3/15/2022	1,813,000	1,738,214
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 2/15/2037	2,107,000	2,023,377
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 2/15/2037	2,714,000	2,670,744
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 2/15/2037	1,014,000	1,017,803
GNMA, Pool #631703, 6.50%, 9/15/2034	160,757	164,703
GNMA, TBA[3], 5.00%, 2/15/2037	615,000	593,667
GNMA, TBA[3], 5.50%, 2/15/2037	1,288,000	1,274,718
GNMA, TBA[3], 6.00%, 2/15/2037	795,000	802,453

Total Mortgage-Backed Securities
(Identified Cost $25,440,177)		25,206,475

Other Agencies - 0.04%
Fannie Mae, 4.25%, 7/15/2007	190,000	189,128
Fannie Mae, 5.75%, 2/15/2008	5,000	5,024

Total Other Agencies
(Identified Cost $196,239)		194,152

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $25,636,416)		25,400,627

SHORT-TERM INVESTMENTS - 14.84%
Dreyfus Treasury Cash Management - Institutional Shares	13,235,474	13,235,474
Fannie Mae Discount Note, 3/12/2007	$23,000,000	22,872,426
Freddie Mac Discount Note, 3/5/2007	10,000,000	9,954,489
U.S. Treasury Bill, 2/22/2007	30,000,000	29,915,110

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $75,978,652)		75,977,499

TOTAL INVESTMENTS - 104.53%
(Identified Cost $473,789,114)		535,206,777

LIABILITIES, LESS OTHER ASSETS - (4.53%)		(23,198,609)

NET ASSETS - 100%		$512,008,168

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $239,800, or 0.05%, of the Series’ net assets as of January 31, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On January 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$474,497,488

Unrealized appreciation	$63,975,794
Unrealized depreciation	(3,266,505)

Net unrealized appreciation	$60,709,289

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2007 (unaudited)

	Shares/
Pro-Blend® Maximum Term Series	Principal Amount	Value

COMMON STOCKS - 85.92%

Consumer Discretionary - 10.97%
Auto Components - 0.05%
Azure Dynamics Corp.* (Canada)	56,675	$26,977
Superior Industries International, Inc.	3,100	63,147
Tenneco, Inc.*	4,410	102,532
		192,656

Diversified Consumer Services - 0.05%
Corinthian Colleges, Inc.*	4,850	63,341
Universal Technical Institute, Inc.*	4,775	112,929
		176,270

Hotels, Restaurants & Leisure - 1.85%
Carnival Corp.	119,120	6,141,827
Club Mediterranee S.A.* (France)	5,945	336,553
		6,478,380

Internet & Catalog Retail - 0.05%
Audible, Inc.*	26,625	190,369

Leisure Equipment & Products - 0.01%
K2, Inc.*	1,475	17,818

Media - 6.86%
Acme Communications, Inc.*	12,250	61,740
Cablevision Systems Corp. - Class A	125,870	3,812,602
Comcast Corp. - Class A*	109,920	4,871,654
DreamWorks Animation SKG, Inc. - Class A*	2,895	81,581
The E.W. Scripps Co. - Class A	107,740	5,260,944
Impresa S.A. (SGPS)* (Portugal)	9,075	57,359
Mediaset S.p.A. (Italy)	7,725	93,223
Pearson plc (United Kingdom)	11,750	185,123
Playboy Enterprises, Inc. - Class B*	5,175	57,132
Reed Elsevier plc - ADR (United Kingdom)	4,500	206,280
Reuters Group plc (United Kingdom)	18,375	155,760
Scholastic Corp.*	1,900	67,165
Time Warner, Inc.	411,150	8,991,851
Wolters Kluwer N.V. (Netherlands)	5,100	152,932
		24,055,346

Multiline Retail - 0.04%
PPR (France)	885	130,558

Specialty Retail - 2.03%
Build-A-Bear Workshop, Inc.*	5,500	165,495
Kingfisher plc (United Kingdom)	695,820	3,270,370
KOMERI Co. Ltd. (Japan)	2,500	73,139
Tractor Supply Co.*	71,355	3,591,297
		7,100,301

Textiles, Apparel & Luxury Goods - 0.03%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	105,429
Total Consumer Discretionary		38,447,127

Consumer Staples - 10.02%
Beverages - 2.31%
The Coca-Cola Co.	156,955	7,515,005
Diageo plc (United Kingdom)	6,410	124,664
Hansen Natural Corp.*	2,350	89,511
Heineken N.V. (Netherlands)	2,110	106,883
Kirin Brewery Co. Ltd. (Japan)	8,000	122,990
Scottish & Newcastle plc (United Kingdom)	11,300	120,539
		8,079,592

Food & Staples Retailing - 1.63%
Carrefour S.A. (France)	44,200	2,545,990
Pathmark Stores, Inc.*	6,075	66,582
Tesco plc (United Kingdom)	26,120	214,485
Wal-Mart Stores, Inc.	60,690	2,894,306
		5,721,363

Food Products - 4.85%
Cadbury Schweppes plc (United Kingdom)	36,210	409,020
Groupe Danone (France)	1,250	192,548
Kellogg Co.	64,570	3,181,364
Lancaster Colony Corp.	375	16,403
Nestle S.A. (Switzerland)	15,325	5,623,768
Suedzucker AG (Germany)	2,600	56,348
Unilever plc - ADR (United Kingdom)	275,692	7,529,149
		17,008,600

Household Products - 0.06%
Kao Corp. (Japan)	2,000	57,185
Reckitt Benckiser plc (United Kingdom)	3,060	147,217
		204,402

Personal Products - 1.17%
Clarins S.A. (France)	4,805	359,119
The Estee Lauder Companies, Inc. - Class A	78,820	3,743,950
		4,103,069
Total Consumer Staples		35,117,026

Energy - 8.00%
Energy Equipment & Services - 6.47%
Abbot Group plc (United Kingdom)	50,065	275,385
APL ASA* (Norway)	7,175	75,343
Baker Hughes, Inc.	60,480	4,174,934
Cameron International Corp.*	60,055	3,152,887
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	2,600	516,042
Hydril Co.*	2,200	174,020
National-Oilwell Varco, Inc.*	62,196	3,771,565
Pride International, Inc.*	8,625	248,486
Schlumberger Ltd.	98,470	6,251,860
Weatherford International Ltd.*	99,720	4,026,694
		22,667,216

Oil, Gas & Consumable Fuels - 1.53%
BP plc (United Kingdom)	9,950	104,477
Eni S.p.A. (Italy)	7,035	226,450
Evergreen Energy, Inc.*	7,175	64,503
Forest Oil Corp.*	1,700	54,264
Foundation Coal Holdings, Inc.	1,825	60,736
Hess Corp.	82,860	4,473,611
Mariner Energy, Inc.*	1,375	27,651
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	1,000	88,700
Royal Dutch Shell plc - Class B (United Kingdom)	3,414	114,417
Total S.A. (France)	2,200	148,513
		5,363,322
Total Energy		28,030,538

Financials - 8.10%
Capital Markets - 1.13%
The Charles Schwab Corp.	5,400	102,168
Daiwa Securities Group, Inc. (Japan)	4,000	48,931
Deutsche Bank AG (Germany)	1,425	201,176
Franklin Resources, Inc.	975	116,132
Janus Capital Group, Inc.	6,225	127,488
Macquarie Bank Ltd. (Australia)	2,050	128,889
Mellon Financial Corp.[1]	2,550	108,987
Merrill Lynch & Co., Inc.	2,160	202,090
Morgan Stanley	1,450	120,045
Nomura Holdings, Inc. (Japan)	2,300	46,797
SEI Investments Co.	44,215	2,755,921
		3,958,624

Commercial Banks - 4.96%
Aareal Bank AG* (Germany)	3,950	188,661
ABN AMRO Holding N.V. (Netherlands)	9,275	296,137
ABN AMRO Holding N.V. - ADR (Netherlands)	4,290	137,881
Barclays plc (United Kingdom)	32,170	467,661
BNP Paribas (France)	1,050	117,063
Boston Private Financial Holdings, Inc.	4,225	122,187
The Chugoku Bank Ltd. (Japan)	5,000	65,100
Commerzbank AG (Germany)	3,075	129,758
Credit Agricole S.A. (France)	2,840	121,618
The Hachijuni Bank Ltd. (Japan)	9,000	62,581
HSBC Holdings plc (United Kingdom)	18,685	339,534
HSBC Holdings plc - ADR (United Kingdom)	1,575	144,632
Huntington Bancshares, Inc.	2,075	48,306
KeyCorp	2,625	100,196
Marshall & Ilsley Corp.	2,175	102,356
Mitsubishi UFJ Financial Group, Inc. (Japan)	6	72,601
PNC Financial Services Group, Inc.	57,415	4,235,505
Royal Bank of Scotland Group plc (United Kingdom)	14,810	594,972
Societe Generale (France)	965	170,404
Societe Generale - ADR (France)	1,850	65,148
The Sumitomo Trust & Banking Co. Ltd. (Japan)	12,000	128,394
SunTrust Banks, Inc.	1,500	124,650
TCF Financial Corp.	6,360	161,417
U.S. Bancorp	130,255	4,637,078
UniCredito Italiano S.p.A. (Italy)	21,270	196,806
Wachovia Corp.	73,815	4,170,548
Wells Fargo & Co.	2,150	77,228
Wilmington Trust Corp.	3,480	145,916
Zions Bancorporation	2,075	176,002
		17,400,340

Consumer Finance - 0.12%
Capital One Financial Corp.	1,125	90,450
Nelnet, Inc. - Class A*	9,900	273,933
SLM (Sallie Mae) Corp.	1,350	62,046
		426,429

Diversified Financial Services - 1.35%
Bank of America Corp.	74,850	3,935,613
Citigroup, Inc.	3,640	200,673
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	1,790	167,957
ING Groep N.V. (Netherlands)	3,225	141,005
JPMorgan Chase & Co.	5,415	275,786
		4,721,034

Insurance - 0.54%
Allianz SE (Germany)	3,180	634,102
Ambac Financial Group, Inc.	1,595	140,520
American International Group, Inc.	2,695	184,473
Axa (France)	2,675	112,739
First American Corp.	1,720	72,894
MBIA, Inc.	2,035	146,174
Muenchener Rueckver AG (Germany)	1,580	248,693
Principal Financial Group, Inc.	975	60,070
Torchmark Corp.	825	53,617
Willis Group Holdings Ltd. (United Kingdom)	5,715	233,515
		1,886,797
Total Financials		28,393,224

Health Care - 15.50%
Biotechnology - 0.52%
Amgen, Inc.*	3,235	227,647
Cepheid, Inc.*	42,400	350,648
Genzyme Corp.*	15,230	1,001,068
Monogram Biosciences, Inc.*	81,840	139,128
Senomyx, Inc.*	7,990	116,814
		1,835,305

Health Care Equipment & Supplies - 6.27%
Advanced Medical Optics, Inc.*	5,180	190,365
Align Technology, Inc.*	6,675	110,471
Bausch & Lomb, Inc.	59,365	3,305,443
Boston Scientific Corp.*	215,330	3,972,838
The Cooper Companies, Inc.	93,290	4,449,933
Dexcom, Inc.*	21,750	193,575
Edwards Lifesciences Corp.*	4,725	241,731
ev3, Inc.*	13,230	243,697
Foxhollow Technologies, Inc.*	34,365	705,513
Inverness Medical Innovations, Inc.*	17,305	713,312
Kyphon, Inc.*	10,520	492,231
Medtronic, Inc.	99,460	5,316,137
Mentor Corp.	4,170	212,628
Micrus Endovascular Corp.*	5,175	122,906
OraSure Technologies, Inc.*	39,000	322,920
ResMed, Inc.*	4,530	238,187
Respironics, Inc.*	6,790	289,254
Straumann Holding AG (Switzerland)	675	170,338
Wright Medical Group, Inc.*	30,120	659,327
		21,950,806

Health Care Providers & Services - 1.21%
AMN Healthcare Services, Inc.*	15,500	401,140
Cross Country Healthcare, Inc.*	18,630	420,293
Healthways, Inc.*	2,210	100,356
Patterson Companies, Inc.*	6,220	233,934
Tenet Healthcare Corp.*	398,925	2,816,411
Triad Hospitals, Inc.*	6,455	274,338
		4,246,472

Health Care Technology - 1.22%
AMICAS, Inc.*	112,310	343,669
Eclipsys Corp.*	157,800	3,092,880
iSOFT Group plc* (United Kingdom)	345,440	346,091
Merge Technologies, Inc.*	28,305	156,244
WebMD Health Corp. - Class A*	7,000	345,450
		4,284,334

Life Sciences Tools & Services - 3.51%
Affymetrix, Inc.*	126,400	3,154,944
Caliper Life Sciences, Inc.*	108,822	652,932
Charles River Laboratories International, Inc.*	7,470	336,150
Illumina, Inc.*	7,565	309,012
Invitrogen Corp.*	50,790	3,109,872
PerkinElmer, Inc.	191,745	4,576,953
QIAGEN N.V.* (Netherlands)	8,900	153,703
		12,293,566

Pharmaceuticals - 2.77%
AstraZeneca plc (United Kingdom)	675	37,659
AstraZeneca plc - ADR (United Kingdom)	1,500	83,925
GlaxoSmithKline plc (United Kingdom)	6,775	181,673
Novartis AG - ADR (Switzerland)	145,025	8,366,492
Sanofi-Aventis (France)	837	73,573
Sanofi-Aventis - ADR (France)	7,315	322,445
Shire plc (United Kingdom)	7,480	156,935
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	91,314
Valeant Pharmaceuticals International	22,045	388,653
		9,702,669
Total Health Care		54,313,152

Industrials - 8.24%
Aerospace & Defense - 0.91%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	75,975	3,080,786
Hexcel Corp.*	6,000	115,440
		3,196,226

Air Freight & Logistics - 1.09%
Deutsche Post AG (Germany)	6,705	206,216
TNT N.V. (Netherlands)	4,000	179,894
United Parcel Service, Inc. - Class B	47,495	3,432,939
		3,819,049

Airlines - 1.82%
AirTran Holdings, Inc.*	10,770	119,224
AMR Corp.*	1,275	47,239
Continental Airlines, Inc. - Class B*	900	37,341
Deutsche Lufthansa AG (Germany)	8,080	225,234
JetBlue Airways Corp.*	172,465	2,359,321
Southwest Airlines Co.	238,140	3,595,914
		6,384,273

Commercial Services & Supplies - 1.23%
ChoicePoint, Inc.*	2,150	82,754
Covanta Holding Corp.*	2,700	63,882
The Dun & Bradstreet Corp.*	48,805	4,148,425
		4,295,061

Electrical Equipment - 0.16%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,000	231,530
Gamesa Corporacion Tecnologica S.A. (Spain)	7,235	197,531
Hubbell, Inc. - Class B	1,200	57,840
Plug Power, Inc.*	14,830	53,388
		540,289

Industrial Conglomerates - 2.91%
3M Co.	80,185	5,957,746
Sonae S.A. (SGPS) (Portugal)	33,275	73,719
Tyco International Ltd. (Bermuda)	130,295	4,153,805
		10,185,270

Machinery - 0.12%
AGCO Corp.*	2,125	72,186
Bucyrus International, Inc. - Class A	1,500	69,615
FANUC Ltd. (Japan)	500	46,204
Heidelberger Druckmaschinen AG (Germany)	2,145	90,570
Schindler Holding AG (Switzerland)	1,400	90,083
Wabtec Corp.	1,975	63,240
		431,898
Total Industrials		28,852,066

Information Technology - 17.14%
Communications Equipment - 3.80%
Blue Coat Systems, Inc.*	19,895	497,574
Cisco Systems, Inc.*	267,875	7,122,796
ECI Telecom Ltd.* (Israel)	85,365	727,310
Ixia*	23,935	226,186
Juniper Networks, Inc.*	235,680	4,270,522
Plantronics, Inc.	3,250	64,025
Spirent Communications plc* (United Kingdom)	344,400	404,249
		13,312,662

Computers & Peripherals - 1.33%
Avid Technology, Inc.*	11,225	415,325
EMC Corp.*	304,750	4,263,453
		4,678,778

Electronic Equipment & Instruments - 0.35%
AU Optronics Corp. - ADR (Taiwan)	19,630	263,631
KEYENCE Corp. (Japan)	220	49,375
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	25,850	362,159
LoJack Corp.*	31,705	568,471
		1,243,636

Internet Software & Services - 0.12%
iPass, Inc.*	63,370	330,158
Online Resources Corp.*	8,030	81,745
		411,903

IT Services - 4.88%
Automatic Data Processing, Inc.	113,630	5,422,424
CheckFree Corp.*	109,365	4,530,992
MoneyGram International, Inc.	8,200	245,918
Paychex, Inc.	1,475	59,015
RightNow Technologies, Inc.*	27,480	395,162
Western Union Co.	288,845	6,452,797
		17,106,308

Semiconductors & Semiconductor Equipment - 0.07%
Cabot Microelectronics Corp.*	4,175	126,043
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,905	108,064
		234,107

Software - 6.59%
Agile Software Corp.*	27,750	173,715
Aladdin Knowledge Systems Ltd.* (Israel)	18,740	321,391
Amdocs Ltd.* (Guernsey)	18,265	633,430
Applix, Inc.*	25,245	272,898
Borland Software Corp.*	93,255	509,172
Electronic Arts, Inc.*	92,110	4,605,500
Misys plc (United Kingdom)	22,890	109,045
NAVTEQ Corp.*	123,060	4,366,169
Nuance Communications, Inc.*	27,115	312,365
Salesforce.com, Inc.*	85,145	3,731,905
SAP AG (Germany)	3,200	147,835
Square Enix Co. Ltd. (Japan)	3,000	81,800
Symantec Corp.*	246,655	4,368,260
Take-Two Interactive Software, Inc.*	7,500	130,350
TIBCO Software, Inc.*	332,415	3,084,811
UbiSoft Entertainment S.A.* (France)	5,700	229,162
		23,077,808
Total Information Technology		60,065,202

Materials - 3.00%
Chemicals - 2.98%
Arkema* (France)	40	2,012
Bayer AG (Germany)	5,260	309,085
Calgon Carbon Corp.*	10,750	67,403
Lonza Group AG (Switzerland)	30,280	2,866,529
Minerals Technologies, Inc.	48,730	2,829,751
The Scotts Miracle-Gro Co. - Class A	81,510	4,366,491
		10,441,271

Paper & Forest Products - 0.02%
Louisiana-Pacific Corp.	3,125	71,594
Total Materials		10,512,865

Telecommunication Services - 0.06%
Diversified Telecommunication Services - 0.06%
Swisscom AG - ADR (Switzerland)	3,425	128,472
Telenor ASA - ADR (Norway)	1,300	79,755
Total Telecommunication Services		208,227

Utilities - 4.89%
Electric Utilities - 2.37%
Allegheny Energy, Inc.*	84,425	3,927,451
American Electric Power Co., Inc.	93,305	4,061,567
E.ON AG (Germany)	2,075	281,394
Westar Energy, Inc.	1,825	48,472
		8,318,884

Independent Power Producers & Energy Traders - 1.18%
Mirant Corp.*	120,670	4,124,501

Multi-Utilities - 1.34%
Aquila, Inc.*	38,040	172,321
National Grid plc (United Kingdom)	11,210	169,128
Suez S.A. (France)	1,725	84,548
Xcel Energy, Inc.	182,880	4,266,590
		4,692,587
Total Utilities		17,135,972

TOTAL COMMON STOCKS
(Identified Cost $262,696,171)		301,075,399

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011
(Identified Cost $2,672)	4,132	8,264

U.S. TREASURY BONDS - 6.90%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $23,244,389)	$22,705,000	24,177,283

SHORT-TERM INVESTMENTS - 8.33%
Dreyfus Treasury Cash Management - Institutional Shares	11,277,365	11,277,365
Freddie Mac Discount Note, 3/5/2007	$15,000,000	14,931,787
U.S. Treasury Bill, 2/22/2007	3,000,000	2,991,600

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $29,200,752)		29,200,752

TOTAL INVESTMENTS - 101.15%
(Identified Cost $315,143,984)		354,461,698

LIABILITIES, LESS OTHER ASSETS - (1.15%)		(4,047,180)

NET ASSETS - 100%		$350,414,518

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

Federal Tax Information:

On January 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$315,674,018

Unrealized appreciation	$41,132,047
Unrealized depreciation	(2,344,367)

Net unrealized appreciation	$38,787,680

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 28, 2007

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
March 28, 2007